Schedule of Investments (unaudited)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
AAR Corp.(a)	10,102	$ 453,580
Aerojet Rocketdyne Holdings, Inc.(a)	21,471	1,200,873
AeroVironment, Inc.(a)(b)	6,296	539,315
AerSale Corp.(a)	8,003	129,809
Archer Aviation, Inc., Class A(a)(b)	44,262	82,770
Axon Enterprise, Inc.(a)	19,251	3,194,318
Boeing Co.(a)	156,939	29,895,310
BWX Technologies, Inc.	27,213	1,580,531
Cadre Holdings, Inc.	7,210	145,209
Curtiss-Wright Corp.(b)	10,833	1,809,003
Ducommun, Inc.(a)	2,828	141,287
General Dynamics Corp.	69,508	17,245,630
HEICO Corp.	12,829	1,971,048
HEICO Corp., Class A	22,333	2,676,610
Hexcel Corp.	23,271	1,369,498
Howmet Aerospace, Inc.	108,422	4,272,911
Huntington Ingalls Industries, Inc.	11,080	2,555,934
Kaman Corp.	8,446	188,346
Kratos Defense & Security Solutions, Inc.(a)	36,137	372,934
L3Harris Technologies, Inc.	54,859	11,422,192
Lockheed Martin Corp.	66,939	32,565,154
Maxar Technologies, Inc.	19,455	1,006,602
Mercury Systems, Inc.(a)	16,688	746,621
Moog, Inc., Class A	8,100	710,856
National Presto Industries, Inc.	2,387	163,414
Northrop Grumman Corp.	41,775	22,792,858
Parsons Corp.(a)	8,777	405,936
Raytheon Technologies Corp.	420,967	42,483,990
Rocket Lab U.S.A., Inc., Class A(a)	66,512	250,750
Spirit AeroSystems Holdings, Inc., Class A	30,441	901,054
Textron, Inc.	61,110	4,326,588
TransDigm Group, Inc.	14,677	9,241,373
Triumph Group, Inc.(a)	17,232	181,281
V2X, Inc.(a)	3,629	149,841
Virgin Galactic Holdings, Inc., Class A(a)(b)	71,775	249,777
Woodward, Inc.(b)	16,585	1,602,277
		199,025,480
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.(a)(b)	17,070	443,479
Atlas Air Worldwide Holdings, Inc.(a)	8,594	866,275
CH Robinson Worldwide, Inc.(b)	33,206	3,040,342
Expeditors International of Washington, Inc.	45,379	4,715,786
FedEx Corp.	68,555	11,873,726
Forward Air Corp.	7,909	829,575
GXO Logistics, Inc.(a)	30,354	1,295,812
Hub Group, Inc., Class A(a)	9,323	741,085
United Parcel Service, Inc., Class B	210,517	36,596,275
		60,402,355
Airlines — 0.2%
Alaska Air Group, Inc.(a)	35,230	1,512,776
Allegiant Travel Co.(a)	3,959	269,172
American Airlines Group, Inc.(a)	188,415	2,396,639
Blade Air Mobility, Inc., Class A(a)(b)	25,313	90,621
Copa Holdings SA, Class A, NVS(a)(b)	8,811	732,811
Delta Air Lines, Inc.(a)	181,218	5,954,823
Frontier Group Holdings, Inc.(a)	10,614	109,006
Hawaiian Holdings, Inc.(a)	15,379	157,789
JetBlue Airways Corp.(a)(b)	89,019	576,843
Joby Aviation, Inc.(a)(b)	75,399	252,587
SkyWest, Inc.(a)	15,107	249,417
Security	Shares	Value
Airlines (continued)
Southwest Airlines Co.	169,339	$ 5,701,644
Spirit Airlines, Inc.(a)(b)	28,711	559,290
Sun Country Airlines Holdings, Inc.(a)	7,275	115,381
United Airlines Holdings, Inc.(a)	93,251	3,515,563
		22,194,362
Auto Components — 0.2%
Adient PLC(a)	26,802	929,761
American Axle & Manufacturing Holdings, Inc.(a)	32,526	254,353
Aptiv PLC(a)	77,144	7,184,421
BorgWarner, Inc.	67,372	2,711,723
Dana, Inc.	36,774	556,390
Dorman Products, Inc.(a)	7,991	646,232
Fox Factory Holding Corp.(a)	12,095	1,103,427
Gentex Corp.	67,722	1,846,779
Gentherm, Inc.(a)	9,113	594,988
Goodyear Tire & Rubber Co.(a)	81,241	824,596
LCI Industries	7,533	696,426
Lear Corp.	17,232	2,137,113
Luminar Technologies, Inc.(a)(b)	71,415	353,504
Modine Manufacturing Co.(a)	12,681	251,845
Patrick Industries, Inc.(b)	6,330	383,598
QuantumScape Corp., Class A(a)(b)	69,458	393,827
Solid Power, Inc.(a)	40,860	103,784
Standard Motor Products, Inc.	5,521	192,131
Stoneridge, Inc.(a)	7,412	159,803
Visteon Corp.(a)	7,562	989,336
XPEL, Inc.(a)	7,145	429,129
		22,743,166
Automobiles — 1.2%
Canoo, Inc.(a)(b)	76,882	94,565
Fisker, Inc.(a)(b)	44,388	322,701
Ford Motor Co.	1,124,227	13,074,760
General Motors Co.	405,692	13,647,479
Harley-Davidson, Inc.	38,454	1,599,686
Lordstown Motors Corp., Class A(a)(b)	68,593	78,196
Lucid Group, Inc.(a)(b)	151,259	1,033,099
Rivian Automotive, Inc., Class A(a)(b)	149,002	2,746,107
Tesla, Inc.(a)	740,189	91,176,481
Thor Industries, Inc.	15,682	1,183,834
Winnebago Industries, Inc.(b)	8,474	446,580
Workhorse Group, Inc.(a)(b)	38,221	58,096
		125,461,584
Banks — 4.1%
1st Source Corp.	4,331	229,933
Amalgamated Financial Corp.	5,501	126,743
Amerant Bancorp, Inc., Class A	8,403	225,537
American National Bankshares, Inc.	3,630	134,056
Ameris Bancorp	16,322	769,419
Arrow Financial Corp.	5,204	176,416
Associated Banc-Corp	42,644	984,650
Atlantic Union Bankshares Corp.	20,707	727,644
Banc of California, Inc.	14,370	228,914
BancFirst Corp.	5,099	449,630
Bancorp, Inc.(a)	12,700	360,426
Bank First Corp.	1,786	165,777
Bank of America Corp.	2,011,443	66,618,992
Bank of Hawaii Corp.	11,237	871,542
Bank of Marin Bancorp	4,863	159,895
Bank of NT Butterfield & Son Ltd.	15,129	450,995
Bank OZK	31,815	1,274,509
BankUnited, Inc.	20,695	703,009

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Banner Corp.	9,732	$ 615,062
Bar Harbor Bankshares	5,171	165,679
Berkshire Hills Bancorp, Inc.	11,818	353,358
BOK Financial Corp.	8,442	876,195
Brookline Bancorp, Inc.	17,954	254,049
Business First Bancshares, Inc.	7,046	155,998
Byline Bancorp, Inc.	7,934	182,244
Cadence Bank	38,189	941,741
Cambridge Bancorp	1,820	151,169
Camden National Corp.	4,010	167,177
Capital City Bank Group, Inc.	4,925	160,063
Capstar Financial Holdings, Inc.	6,338	111,929
Carter Bankshares, Inc.(a)	8,959	148,630
Cathay General Bancorp	19,256	785,452
Central Pacific Financial Corp.	8,258	167,472
Citigroup, Inc.	554,416	25,076,236
Citizens & Northern Corp.	6,243	142,715
Citizens Financial Group, Inc.	138,704	5,460,776
City Holding Co.	4,234	394,143
Civista Bancshares, Inc.	6,535	143,835
CNB Financial Corp.	5,499	130,821
Coastal Financial Corp.(a)(b)	3,013	143,178
Colony Bankcorp, Inc.	12,901	163,714
Columbia Banking System, Inc.	19,525	588,288
Comerica, Inc.	36,628	2,448,582
Commerce Bancshares, Inc.	32,715	2,226,910
Community Bank System, Inc.	14,122	888,980
Community Trust Bancorp, Inc.	4,136	189,966
ConnectOne Bancorp, Inc.	11,229	271,854
CrossFirst Bankshares, Inc.(a)(b)	13,866	172,077
Cullen/Frost Bankers, Inc.	16,322	2,182,251
Customers Bancorp, Inc.(a)	7,353	208,384
CVB Financial Corp.	34,654	892,340
Dime Community Bancshares, Inc.	10,358	329,695
Eagle Bancorp, Inc.	9,569	421,706
East West Bancorp, Inc.	40,252	2,652,607
Eastern Bankshares, Inc.	43,400	748,650
Enterprise Bancorp, Inc.	4,366	154,120
Enterprise Financial Services Corp.	10,080	493,517
Equity Bancshares, Inc., Class A	4,258	139,109
Farmers & Merchants Bancorp, Inc.	4,711	128,045
Farmers National Banc Corp.	11,686	165,006
FB Financial Corp.	11,204	404,913
Fifth Third Bancorp	195,185	6,404,020
Financial Institutions, Inc.	4,986	121,459
First Bancorp, Inc.	4,077	122,065
First BanCorp/Puerto Rico	49,297	627,058
First Bancorp/Southern Pines NC	8,695	372,494
First Bancshares, Inc.	5,470	175,095
First Busey Corp.	15,068	372,481
First Citizens BancShares, Inc., Class A	3,136	2,378,217
First Commonwealth Financial Corp.	23,135	323,196
First Community Bankshares, Inc.	4,769	161,669
First Financial Bancorp	24,566	595,234
First Financial Bankshares, Inc.	37,214	1,280,162
First Financial Corp.	3,014	138,885
First Foundation, Inc.	12,546	179,784
First Hawaiian, Inc.	38,206	994,884
First Horizon Corp.	149,899	3,672,525
First Internet Bancorp	4,497	109,187
First Interstate BancSystem, Inc., Class A	25,560	987,894
First Merchants Corp.	15,477	636,259
Security	Shares	Value
Banks (continued)
First Mid Bancshares, Inc.	3,644	$ 116,900
First of Long Island Corp.	7,113	128,034
First Republic Bank	52,108	6,351,444
Five Star Bancorp(b)	4,211	114,708
Flushing Financial Corp.	8,147	157,889
FNB Corp.	101,399	1,323,257
Fulton Financial Corp.	47,469	798,903
German American Bancorp, Inc.	7,000	261,100
Glacier Bancorp, Inc.	30,701	1,517,243
Great Southern Bancorp, Inc.	2,798	166,453
Guaranty Bancshares, Inc.(b)	3,343	115,802
Hancock Whitney Corp.	25,496	1,233,751
Hanmi Financial Corp.	8,508	210,573
HarborOne Bancorp, Inc.	18,438	256,288
Heartland Financial U.S.A., Inc.	10,430	486,247
Heritage Commerce Corp.	17,828	231,764
Heritage Financial Corp.	9,192	281,643
Hilltop Holdings, Inc.	14,895	446,999
Home BancShares, Inc.	56,656	1,291,190
HomeStreet, Inc.	4,842	133,542
HomeTrust Bancshares, Inc.	5,868	141,830
Hope Bancorp, Inc.	29,353	376,012
Horizon Bancorp, Inc.	11,422	172,244
Huntington Bancshares, Inc.	406,885	5,737,078
Independent Bank Corp.	12,027	1,015,440
Independent Bank Corp.	5,596	133,856
Independent Bank Group, Inc.	9,931	596,654
International Bancshares Corp.	15,810	723,466
John Marshall Bancorp, Inc.	6,337	182,379
JPMorgan Chase & Co.	835,363	112,022,178
KeyCorp	263,849	4,596,250
Lakeland Bancorp, Inc.	19,036	335,224
Lakeland Financial Corp.	6,035	440,374
Live Oak Bancshares, Inc.(b)	9,121	275,454
M&T Bank Corp.	49,769	7,219,491
Mercantile Bank Corp.	5,125	171,585
Metrocity Bankshares, Inc.	8,157	176,436
Metropolitan Bank Holding Corp.(a)	2,679	157,177
Mid Penn Bancorp, Inc.	6,035	180,869
Midland States Bancorp, Inc.	6,749	179,658
MidWestOne Financial Group, Inc.	6,577	208,820
National Bank Holdings Corp., Class A	8,104	340,935
NBT Bancorp, Inc.	11,816	513,051
Nicolet Bankshares, Inc.(a)	3,555	283,653
Northwest Bancshares, Inc.	26,773	374,287
OceanFirst Financial Corp.	16,403	348,564
OFG Bancorp	11,498	316,885
Old National Bancorp	83,056	1,493,347
Old Second Bancorp, Inc.	12,873	206,483
Origin Bancorp, Inc.	7,597	278,810
Orrstown Financial Services, Inc.	6,881	159,364
Pacific Premier Bancorp, Inc.	22,786	719,126
PacWest Bancorp	31,864	731,279
Park National Corp.	3,852	542,169
Pathward Financial, Inc.	7,553	325,157
Peapack-Gladstone Financial Corp.	5,213	194,028
Peoples Bancorp, Inc.	5,902	166,732
Peoples Financial Services Corp.	3,528	182,892
Pinnacle Financial Partners, Inc.	21,859	1,604,451
PNC Financial Services Group, Inc.	115,272	18,206,060
Popular, Inc.	20,708	1,373,355
Preferred Bank	2,534	189,087

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Premier Financial Corp.	9,662	$ 260,584
Primis Financial Corp.	10,522	124,686
Professional Holding Corp., Class A(a)	4,507	125,024
Prosperity Bancshares, Inc.	24,521	1,782,186
QCR Holdings, Inc.	5,491	272,573
Regions Financial Corp.	267,105	5,758,784
Renasant Corp.	16,064	603,846
Republic Bancorp, Inc., Class A	3,355	137,287
S&T Bancorp, Inc.	8,969	306,560
Sandy Spring Bancorp, Inc.	11,853	417,581
Seacoast Banking Corp. of Florida	13,132	409,587
ServisFirst Bancshares, Inc.	14,521	1,000,642
Shore Bancshares, Inc.	7,311	127,431
Sierra Bancorp	7,587	161,148
Signature Bank	17,543	2,021,304
Silvergate Capital Corp., Class A(a)(b)	9,665	168,171
Simmons First National Corp., Class A	34,010	733,936
SmartFinancial, Inc.	6,934	190,685
South Plains Financial, Inc.	3,837	105,633
Southern First Bancshares, Inc.(a)	3,131	143,243
Southside Bancshares, Inc.	9,146	329,165
SouthState Corp.	21,006	1,604,018
Stellar Bancorp, Inc.	14,705	433,209
Stock Yards Bancorp, Inc.	8,173	531,082
Summit Financial Group, Inc.	4,779	118,949
SVB Financial Group(a)	16,652	3,832,291
Synovus Financial Corp.	40,513	1,521,263
Texas Capital Bancshares, Inc.(a)	14,055	847,657
Third Coast Bancshares, Inc.(a)	8,490	156,471
Tompkins Financial Corp.	3,590	278,512
Towne Bank	18,366	566,407
TriCo Bancshares	7,863	400,934
Triumph Financial, Inc.(a)	6,096	297,912
Truist Financial Corp.	380,456	16,371,022
Trustmark Corp.	16,710	583,346
U.S. Bancorp	383,176	16,710,305
UMB Financial Corp.	12,064	1,007,585
Umpqua Holdings Corp.	63,842	1,139,580
United Bankshares, Inc.	36,232	1,467,034
United Community Banks, Inc.	25,931	876,468
Univest Financial Corp.	7,769	203,004
Valley National Bancorp	121,500	1,374,165
Veritex Holdings, Inc.	12,013	337,325
Washington Federal, Inc.	18,066	606,114
Washington Trust Bancorp, Inc.	3,880	183,058
Webster Financial Corp.	50,365	2,384,279
Wells Fargo & Co.	1,086,140	44,846,721
WesBanco, Inc.	18,288	676,290
West BanCorp, Inc.	6,168	157,592
Westamerica Bancorp	7,741	456,796
Western Alliance Bancorp	30,010	1,787,396
Wintrust Financial Corp.	16,572	1,400,665
Zions Bancorp N.A.	42,761	2,102,131
		446,564,848
Beverages — 1.7%
Boston Beer Co., Inc., Class A, NVS(a)	2,633	867,626
Brown-Forman Corp., Class A(b)	13,140	864,086
Brown-Forman Corp., Class B, NVS(b)	52,792	3,467,379
Celsius Holdings, Inc.(a)(b)	15,437	1,606,065
Coca-Cola Co.	1,118,234	71,130,865
Coca-Cola Consolidated, Inc.	1,255	643,012
Constellation Brands, Inc., Class A	43,294	10,033,384
Security	Shares	Value
Beverages (continued)
Duckhorn Portfolio, Inc.(a)	7,552	$ 125,137
Keurig Dr Pepper, Inc.	243,628	8,687,774
MGP Ingredients, Inc.	4,159	442,434
Molson Coors Beverage Co., Class B(b)	50,090	2,580,637
Monster Beverage Corp.(a)	105,910	10,753,042
National Beverage Corp.(a)	7,235	336,645
PepsiCo, Inc.	395,918	71,526,546
Primo Water Corp.	48,379	751,810
Vita Coco Co., Inc.(a)(b)	11,640	160,865
		183,977,307
Biotechnology — 3.0%
2seventy bio, Inc.(a)(b)	8,479	79,448
4D Molecular Therapeutics, Inc.(a)	8,223	182,633
AbbVie, Inc.	506,144	81,797,932
ACADIA Pharmaceuticals, Inc.(a)	32,634	519,533
Adicet Bio, Inc.(a)(b)	9,156	81,855
ADMA Biologics, Inc.(a)	48,395	187,773
Agenus, Inc.(a)	66,670	160,008
Agios Pharmaceuticals, Inc.(a)(b)	17,562	493,141
Akero Therapeutics, Inc.(a)(b)	9,624	527,395
Albireo Pharma, Inc.(a)	6,748	145,824
Alector, Inc.(a)	17,462	161,174
Alkermes PLC(a)	45,877	1,198,766
Allogene Therapeutics, Inc.(a)(b)	26,819	168,692
Alnylam Pharmaceuticals, Inc.(a)	35,173	8,358,863
ALX Oncology Holdings, Inc.(a)(b)	9,884	111,393
Amgen, Inc.	152,933	40,166,323
Amicus Therapeutics, Inc.(a)	75,966	927,545
AnaptysBio, Inc.(a)(b)	7,842	243,024
Anavex Life Sciences Corp.(a)(b)	20,794	192,552
Anika Therapeutics, Inc.(a)	6,509	192,666
Apellis Pharmaceuticals, Inc.(a)	26,531	1,371,918
Arbutus Biopharma Corp.(a)	52,274	121,798
Arcellx, Inc.(a)	10,934	338,735
Arcturus Therapeutics Holdings, Inc.(a)(b)	9,498	161,086
Arcus Biosciences, Inc.(a)	13,013	269,109
Arcutis Biotherapeutics, Inc.(a)(b)	12,400	183,520
Arrowhead Pharmaceuticals, Inc.(a)	29,124	1,181,269
Atara Biotherapeutics, Inc.(a)(b)	28,404	93,165
Aura Biosciences, Inc.(a)(b)	9,420	98,910
Aurinia Pharmaceuticals, Inc.(a)(b)	40,654	175,625
Avid Bioservices, Inc.(a)	18,030	248,273
Avidity Biosciences, Inc.(a)(b)	16,921	375,477
Beam Therapeutics, Inc.(a)(b)	19,013	743,598
BioCryst Pharmaceuticals, Inc.(a)(b)	49,769	571,348
Biogen, Inc.(a)	41,523	11,498,549
Biohaven Ltd.(a)(b)	17,971	249,437
BioMarin Pharmaceutical, Inc.(a)	52,572	5,440,676
Bioxcel Therapeutics, Inc.(a)(b)	9,948	213,683
Bluebird Bio, Inc.(a)	18,673	129,217
Blueprint Medicines Corp.(a)	16,779	735,088
Bridgebio Pharma, Inc.(a)(b)	31,146	237,333
C4 Therapeutics, Inc.(a)	11,468	67,661
CareDx, Inc.(a)	13,891	158,496
Caribou Biosciences, Inc.(a)	19,361	121,587
Catalyst Pharmaceuticals, Inc.(a)(b)	26,346	490,036
Celldex Therapeutics, Inc.(a)	14,539	648,003
Century Therapeutics, Inc.(a)(b)	11,010	56,481
Cerevel Therapeutics Holdings, Inc.(a)(b)	16,872	532,143
Chinook Therapeutics, Inc.(a)(b)	14,953	391,769
Cogent Biosciences, Inc.(a)	15,785	182,475
Coherus Biosciences, Inc.(a)(b)	17,876	141,578

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Crinetics Pharmaceuticals, Inc.(a)	13,156	$ 240,755
CTI BioPharma Corp.(a)(b)	31,310	188,173
Cullinan Oncology, Inc.(a)	8,781	92,640
Cytokinetics, Inc.(a)(b)	22,180	1,016,288
Day One Biopharmaceuticals, Inc.(a)(b)	11,199	241,002
Deciphera Pharmaceuticals, Inc.(a)	10,853	177,881
Denali Therapeutics, Inc.(a)	30,957	860,914
Design Therapeutics, Inc.(a)(b)	9,624	98,742
Dynavax Technologies Corp.(a)	30,776	327,457
Dyne Therapeutics, Inc.(a)	10,224	118,496
Eagle Pharmaceuticals, Inc.(a)	4,136	120,895
Editas Medicine, Inc.(a)(b)	20,217	179,325
Eiger BioPharmaceuticals, Inc.(a)	21,439	25,298
Emergent BioSolutions, Inc.(a)	12,908	152,443
Enanta Pharmaceuticals, Inc.(a)	5,194	241,625
EQRx, Inc.(a)	49,669	122,186
Erasca, Inc.(a)	18,666	80,450
Exact Sciences Corp.(a)(b)	48,681	2,410,196
Exelixis, Inc.(a)	89,645	1,437,906
Fate Therapeutics, Inc.(a)(b)	21,871	220,678
FibroGen, Inc.(a)	24,166	387,139
Generation Bio Co.(a)	22,660	89,054
Geron Corp.(a)(b)	106,285	257,210
Gilead Sciences, Inc.	359,500	30,863,075
Gossamer Bio, Inc.(a)	14,580	31,639
Halozyme Therapeutics, Inc.(a)(b)	38,642	2,198,730
Heron Therapeutics, Inc.(a)(b)	30,579	76,448
Horizon Therapeutics PLC(a)	64,179	7,303,570
Ideaya Biosciences, Inc.(a)(b)	10,393	188,841
Imago Biosciences, Inc.(a)(b)	7,943	285,551
ImmunityBio, Inc.(a)(b)	23,527	119,282
ImmunoGen, Inc.(a)	59,493	295,085
Immunovant, Inc.(a)(b)	11,386	202,102
Incyte Corp.(a)	51,759	4,157,283
Inhibrx, Inc.(a)(b)	8,205	202,171
Inovio Pharmaceuticals, Inc.(a)(b)	67,702	105,615
Insmed, Inc.(a)(b)	39,260	784,415
Instil Bio, Inc.(a)	22,904	14,430
Intellia Therapeutics, Inc.(a)	22,244	776,093
Intercept Pharmaceuticals, Inc.(a)	8,788	108,708
Ionis Pharmaceuticals, Inc.(a)(b)	41,408	1,563,980
Iovance Biotherapeutics, Inc.(a)	39,476	252,252
Ironwood Pharmaceuticals, Inc., Class A(a)	43,535	539,399
iTeos Therapeutics, Inc.(a)	7,110	138,858
IVERIC bio, Inc.(a)	38,259	819,125
KalVista Pharmaceuticals, Inc.(a)	23,041	155,757
Karuna Therapeutics, Inc.(a)	8,431	1,656,691
Karyopharm Therapeutics, Inc.(a)(b)	24,297	82,610
Keros Therapeutics, Inc.(a)	4,466	214,457
Kezar Life Sciences, Inc.(a)	15,302	107,726
Kiniksa Pharmaceuticals Ltd., Class A(a)	12,461	186,666
Kinnate Biopharma, Inc.(a)	12,743	77,732
Kodiak Sciences, Inc.(a)	15,272	109,348
Krystal Biotech, Inc.(a)(b)	6,300	499,086
Kura Oncology, Inc.(a)	17,979	223,119
Kymera Therapeutics, Inc.(a)(b)	10,570	263,827
Lyell Immunopharma, Inc.(a)	44,161	153,239
MacroGenics, Inc.(a)	17,632	118,311
Madrigal Pharmaceuticals, Inc.(a)(b)	3,622	1,051,286
MannKind Corp.(a)(b)	64,798	341,485
Mersana Therapeutics, Inc.(a)	24,004	140,663
MiMedx Group, Inc.(a)	36,085	100,316
Security	Shares	Value
Biotechnology (continued)
Mirati Therapeutics, Inc.(a)(b)	11,760	$ 532,846
Mirum Pharmaceuticals, Inc.(a)	6,510	126,945
Moderna, Inc.(a)	95,025	17,068,390
Morphic Holding, Inc.(a)	6,221	166,412
Myriad Genetics, Inc.(a)	24,551	356,235
Natera, Inc.(a)	27,541	1,106,322
Neurocrine Biosciences, Inc.(a)	27,294	3,259,995
Nkarta, Inc.(a)	9,443	56,564
Novavax, Inc.(a)(b)	21,160	217,525
Nurix Therapeutics, Inc.(a)	11,452	125,743
Nuvalent, Inc., Class A(a)(b)	6,500	193,570
Ocugen, Inc.(a)(b)	61,622	80,109
PMV Pharmaceuticals, Inc.(a)(b)	8,951	77,874
Point Biopharma Global, Inc.(a)	28,358	206,730
Precigen, Inc.(a)(b)	65,346	99,326
Prometheus Biosciences, Inc.(a)	9,890	1,087,900
Protagonist Therapeutics, Inc.(a)	17,598	191,994
Prothena Corp. PLC(a)	10,053	605,693
PTC Therapeutics, Inc.(a)	21,416	817,449
RAPT Therapeutics, Inc.(a)	5,890	116,622
Recursion Pharmaceuticals, Inc., Class A(a)	34,459	265,679
Regeneron Pharmaceuticals, Inc.(a)	29,678	21,412,380
REGENXBIO, Inc.(a)	9,994	226,664
Relay Therapeutics, Inc.(a)(b)	21,571	322,271
Replimune Group, Inc.(a)	11,094	301,757
REVOLUTION Medicines, Inc.(a)(b)	22,159	527,827
Rocket Pharmaceuticals, Inc.(a)(b)	15,282	299,069
Sage Therapeutics, Inc.(a)	14,624	557,759
Sana Biotechnology, Inc.(a)(b)	24,391	96,344
Sangamo Therapeutics, Inc.(a)(b)	36,407	114,318
Sarepta Therapeutics, Inc.(a)	24,411	3,163,177
Seagen, Inc.(a)	38,901	4,999,168
Seres Therapeutics, Inc.(a)	19,658	110,085
Sorrento Therapeutics, Inc.(a)(b)	136,172	120,648
SpringWorks Therapeutics, Inc.(a)	7,705	200,407
Stoke Therapeutics, Inc.(a)	8,416	77,680
Sutro Biopharma, Inc.(a)	24,287	196,239
Syndax Pharmaceuticals, Inc.(a)	15,597	396,944
Tango Therapeutics, Inc.(a)	13,947	101,116
TG Therapeutics, Inc.(a)(b)	35,228	416,747
Travere Therapeutics, Inc.(a)	18,237	383,524
Twist Bioscience Corp.(a)(b)	16,320	388,579
Ultragenyx Pharmaceutical, Inc.(a)	18,086	837,924
United Therapeutics Corp.(a)	12,857	3,575,403
Vanda Pharmaceuticals, Inc.(a)	16,071	118,765
Vaxart, Inc.(a)(b)	57,929	55,664
Vaxcyte, Inc.(a)	19,270	923,997
Veracyte, Inc.(a)	18,783	445,721
Vericel Corp.(a)	12,548	330,514
Vertex Pharmaceuticals, Inc.(a)	73,240	21,150,247
Verve Therapeutics, Inc.(a)(b)	13,461	260,470
Vir Biotechnology, Inc.(a)	21,692	549,025
Viridian Therapeutics, Inc.(a)	11,213	327,532
Xencor, Inc.(a)(b)	16,098	419,192
Y-mAbs Therapeutics, Inc.(a)	9,847	48,053
Zentalis Pharmaceuticals, Inc.(a)(b)	15,126	304,638
		319,240,078
Building Products — 0.6%
A O Smith Corp.	36,050	2,063,502
AAON, Inc.	11,422	860,305
Advanced Drainage Systems, Inc.(b)	18,286	1,498,903
Allegion PLC	24,898	2,620,764

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
American Woodmark Corp.(a)(b)	5,126	$ 250,456
Apogee Enterprises, Inc.	7,549	335,629
Armstrong World Industries, Inc.(b)	13,065	896,128
AZEK Co., Inc., Class A(a)(b)	30,980	629,514
Builders FirstSource, Inc.(a)	43,871	2,846,351
Carlisle Cos., Inc.	14,597	3,439,783
Carrier Global Corp.	241,872	9,977,220
CSW Industrials, Inc.	3,986	462,097
Fortune Brands Innovations, Inc.	37,114	2,119,581
Gibraltar Industries, Inc.(a)	8,786	403,102
Griffon Corp.	11,975	428,585
Hayward Holdings, Inc.(a)(b)	20,336	191,158
Insteel Industries, Inc.	4,646	127,858
Janus International Group, Inc.(a)	23,985	228,337
JELD-WEN Holding, Inc.(a)	23,508	226,852
Johnson Controls International PLC	197,996	12,671,744
Lennox International, Inc.	9,098	2,176,515
Masco Corp.	63,984	2,986,133
Masonite International Corp.(a)	6,705	540,490
Masterbrand, Inc.(a)	36,924	278,776
Owens Corning	27,141	2,315,127
PGT Innovations, Inc.(a)	15,990	287,180
Quanex Building Products Corp.	9,783	231,662
Resideo Technologies, Inc.(a)	40,891	672,657
Simpson Manufacturing Co., Inc.	12,553	1,112,949
Trane Technologies PLC	66,704	11,212,275
Trex Co., Inc.(a)(b)	32,649	1,382,032
UFP Industries, Inc.	17,633	1,397,415
Zurn Elkay Water Solutions Corp.	35,458	749,937
		67,621,017
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	10,806	1,711,995
Ameriprise Financial, Inc.	30,873	9,612,926
Ares Management Corp., Class A	44,260	3,029,154
Artisan Partners Asset Management, Inc., Class A	16,081	477,606
AssetMark Financial Holdings, Inc.(a)	7,611	175,053
B Riley Financial, Inc.	6,208	212,314
Bank of New York Mellon Corp.	211,064	9,607,633
BGC Partners, Inc., Class A	94,240	355,285
BlackRock, Inc.(c)	42,828	30,349,206
Blackstone, Inc., Class A, NVS	199,600	14,808,324
Blucora, Inc.(a)	14,162	361,556
Blue Owl Capital, Inc.	116,329	1,233,087
Brightsphere Investment Group, Inc.	9,185	189,027
Carlyle Group, Inc.	58,075	1,732,958
Cboe Global Markets, Inc.	30,073	3,773,259
Charles Schwab Corp.	435,291	36,242,329
CME Group, Inc., Class A	102,345	17,210,335
Cohen & Steers, Inc.	6,599	426,031
Coinbase Global, Inc., Class A(a)(b)	44,906	1,589,223
Cowen, Inc., Class A(b)	7,280	281,154
Diamond Hill Investment Group, Inc., Class A	758	140,245
Donnelley Financial Solutions, Inc.(a)	6,956	268,849
Evercore, Inc., Class A	10,233	1,116,216
FactSet Research Systems, Inc.	10,837	4,347,913
Federated Hermes, Inc., Class B	25,520	926,631
Focus Financial Partners, Inc., Class A(a)(b)	16,802	626,211
Franklin Resources, Inc.	81,542	2,151,078
GCM Grosvenor, Inc., Class A	14,037	106,822
Goldman Sachs Group, Inc.	93,940	32,257,117
Hamilton Lane, Inc., Class A	10,052	642,122
Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc.	14,875	$ 1,296,505
Interactive Brokers Group, Inc., Class A	26,065	1,885,803
Intercontinental Exchange, Inc.	157,736	16,182,136
Invesco Ltd.	108,086	1,944,467
Janus Henderson Group PLC	41,589	978,173
Jefferies Financial Group, Inc.	57,887	1,984,366
KKR & Co., Inc., Class A	163,361	7,583,218
Lazard Ltd., Class A	25,623	888,349
LPL Financial Holdings, Inc.	22,620	4,889,765
MarketAxess Holdings, Inc.	10,790	3,009,223
Moelis & Co., Class A	17,701	679,187
Moody’s Corp.	45,697	12,732,098
Morgan Stanley	353,081	30,018,947
Morningstar, Inc.	6,820	1,477,144
MSCI, Inc., Class A	22,514	10,472,837
Nasdaq, Inc.	98,746	6,058,067
Northern Trust Corp.	58,325	5,161,179
Open Lending Corp., Class A(a)	29,060	196,155
Oppenheimer Holdings, Inc., Class A, NVS	2,698	114,206
Perella Weinberg Partners, Class A	20,449	200,400
Piper Sandler Cos.	5,324	693,132
PJT Partners, Inc., Class A	6,835	503,671
Raymond James Financial, Inc.	55,316	5,910,515
Robinhood Markets, Inc., Class A(a)(b)	160,168	1,303,767
S&P Global, Inc.	93,237	31,228,801
Sculptor Capital Management, Inc.	11,601	100,465
SEI Investments Co.	29,059	1,694,140
State Street Corp.	104,340	8,093,654
StepStone Group, Inc., Class A	16,316	410,837
Stifel Financial Corp.	30,025	1,752,559
StoneX Group, Inc.(a)	5,729	545,974
T Rowe Price Group, Inc.	63,849	6,963,372
Tradeweb Markets, Inc., Class A	30,158	1,958,159
Victory Capital Holdings, Inc., Class A	4,709	126,342
Virtu Financial, Inc., Class A	30,017	612,647
Virtus Investment Partners, Inc.	1,865	357,036
WisdomTree, Inc.	39,738	216,572
		346,185,527
Chemicals — 1.9%
AdvanSix, Inc.	8,525	324,121
Air Products and Chemicals, Inc.	63,148	19,466,002
Albemarle Corp.	33,399	7,242,907
American Vanguard Corp.	9,542	207,157
Amyris, Inc.(a)(b)	47,445	72,591
Ashland, Inc.	14,723	1,583,164
Aspen Aerogels, Inc.(a)(b)	11,361	133,946
Avient Corp.	24,835	838,430
Axalta Coating Systems Ltd.(a)(b)	61,133	1,557,058
Balchem Corp.	8,807	1,075,423
Cabot Corp.	15,272	1,020,780
Celanese Corp., Class A	30,867	3,155,842
CF Industries Holdings, Inc.	56,507	4,814,396
Chase Corp.	2,502	215,823
Chemours Co.	44,781	1,371,194
Corteva, Inc.	207,109	12,173,867
Diversey Holdings Ltd.(a)	22,412	95,475
Dow, Inc.	201,549	10,156,054
DuPont de Nemours, Inc.	142,130	9,754,382
Eastman Chemical Co.	35,762	2,912,457
Ecolab, Inc.	70,885	10,318,021
Ecovyst, Inc.(a)	17,762	157,371
Element Solutions, Inc.	63,627	1,157,375

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
FMC Corp.	35,666	$ 4,451,117
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	255,689	432,114
Hawkins, Inc.	4,841	186,863
HB Fuller Co.	14,609	1,046,297
Huntsman Corp.	54,833	1,506,811
Ingevity Corp.(a)	10,523	741,240
Innospec, Inc.	7,018	721,871
International Flavors & Fragrances, Inc.	72,593	7,610,650
Intrepid Potash, Inc.(a)	3,110	89,786
Koppers Holdings, Inc.	5,638	158,992
Linde PLC	141,492	46,151,861
Livent Corp.(a)(b)	47,534	944,501
LSB Industries, Inc.(a)	21,003	279,340
LyondellBasell Industries NV, Class A	73,701	6,119,394
Mativ Holdings, Inc.	15,017	313,855
Minerals Technologies, Inc.	10,508	638,046
Mosaic Co.	98,124	4,304,700
NewMarket Corp.	1,656	515,198
Olin Corp.	36,109	1,911,610
Origin Materials, Inc.(a)(b)	34,591	159,465
Orion Engineered Carbons SA	17,290	307,935
Perimeter Solutions SA(a)(b)	41,540	379,676
PPG Industries, Inc.	66,687	8,385,223
PureCycle Technologies, Inc.(a)	29,994	202,759
Quaker Chemical Corp.	3,838	640,562
Rayonier Advanced Materials, Inc.(a)	17,528	168,269
RPM International, Inc.	36,011	3,509,272
Scotts Miracle-Gro Co.	11,596	563,450
Sensient Technologies Corp.	12,357	901,072
Sherwin-Williams Co.	68,351	16,221,743
Stepan Co.	6,611	703,807
Tredegar Corp.	12,353	126,248
Trinseo PLC	10,602	240,771
Tronox Holdings PLC	29,137	399,468
Valvoline, Inc.	50,240	1,640,336
Westlake Corp.(b)	9,769	1,001,713
		203,479,851
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	18,910	839,982
ACCO Brands Corp.	30,028	167,857
ACV Auctions, Inc., Class A(a)(b)	36,240	297,530
Aris Water Solution, Inc., Class A(b)	7,001	100,884
Brady Corp., Class A, NVS	13,737	647,013
BrightView Holdings, Inc.(a)	15,016	103,460
Brink’s Co.	14,398	773,317
Casella Waste Systems, Inc., Class A(a)	14,369	1,139,605
Cimpress PLC(a)	4,814	132,915
Cintas Corp.	24,618	11,117,981
Clean Harbors, Inc.(a)	14,574	1,663,185
Copart, Inc.(a)	121,890	7,421,882
CoreCivic, Inc.(a)	33,028	381,804
Deluxe Corp.	11,762	199,719
Driven Brands Holdings, Inc.(a)(b)	18,350	501,138
Ennis, Inc.	7,020	155,563
GEO Group, Inc.(a)	33,696	368,971
Harsco Corp.(a)	24,648	155,036
Healthcare Services Group, Inc.	21,823	261,876
Heritage-Crystal Clean, Inc.(a)	5,672	184,227
HNI Corp.	12,624	358,900
IAA, Inc.(a)	39,139	1,565,560
Interface, Inc., Class A	15,589	153,863
KAR Auction Services, Inc.(a)	30,750	401,288
Security	Shares	Value
Commercial Services & Supplies (continued)
Li-Cycle Holdings Corp.(a)(b)	39,069	$ 185,968
Matthews International Corp., Class A	8,572	260,932
MillerKnoll, Inc.	22,703	476,990
Montrose Environmental Group, Inc.(a)(b)	6,519	289,378
MSA Safety, Inc.	10,430	1,503,902
Republic Services, Inc.	58,675	7,568,488
Rollins, Inc.	65,899	2,407,949
SP Plus Corp.(a)	6,462	224,361
Steelcase, Inc., Class A	27,270	192,799
Stericycle, Inc.(a)	25,931	1,293,698
Tetra Tech, Inc.	15,390	2,234,474
UniFirst Corp.	4,476	863,823
Viad Corp.(a)	5,470	133,413
VSE Corp.(b)	3,186	149,360
Waste Management, Inc.	118,102	18,527,842
		65,406,933
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.	19,958	375,011
Arista Networks, Inc.(a)	70,130	8,510,275
Calix, Inc.(a)	15,686	1,073,393
Cambium Networks Corp.(a)	4,891	105,988
Ciena Corp.(a)(b)	43,208	2,202,744
Cisco Systems, Inc.	1,176,953	56,070,041
Clearfield, Inc.(a)	3,695	347,847
CommScope Holding Co., Inc.(a)	56,066	412,085
Comtech Telecommunications Corp.	8,698	105,594
Digi International, Inc.(a)	9,382	342,912
Extreme Networks, Inc.(a)	37,398	684,757
F5, Inc.(a)	16,963	2,434,360
Harmonic, Inc.(a)	27,052	354,381
Infinera Corp.(a)(b)	57,227	385,710
Inseego Corp.(a)(b)	54,340	45,781
Juniper Networks, Inc.	90,725	2,899,571
Lumentum Holdings, Inc.(a)	20,539	1,071,520
Motorola Solutions, Inc.	47,287	12,186,333
NETGEAR, Inc.(a)	9,478	171,647
NetScout Systems, Inc.(a)(b)	17,864	580,759
Ubiquiti, Inc.(b)	1,589	434,639
Viasat, Inc.(a)(b)	19,647	621,827
Viavi Solutions, Inc.(a)	68,958	724,749
		92,141,924
Construction & Engineering — 0.3%
AECOM	37,139	3,154,215
Ameresco, Inc., Class A(a)(b)	8,644	493,918
API Group Corp.(a)	55,962	1,052,645
Arcosa, Inc.	13,809	750,381
Argan, Inc.	4,133	152,425
Comfort Systems U.S.A., Inc.	9,798	1,127,554
Construction Partners, Inc., Class A(a)	9,600	256,224
Dycom Industries, Inc.(a)	7,745	724,932
EMCOR Group, Inc.	14,352	2,125,675
Fluor Corp.(a)	42,128	1,460,156
Granite Construction, Inc.	14,463	507,217
Great Lakes Dredge & Dock Corp.(a)	15,876	94,462
MasTec, Inc.(a)(b)	16,999	1,450,525
MDU Resources Group, Inc.	56,284	1,707,657
MYR Group, Inc.(a)	5,265	484,749
Northwest Pipe Co.(a)	4,292	144,640
Primoris Services Corp.	16,845	369,579
Quanta Services, Inc.	40,124	5,717,670
Sterling Infrastructure, Inc.(a)	7,291	239,145
Tutor Perini Corp.(a)	14,345	108,305

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	5,945	$ 1,965,833
WillScot Mobile Mini Holdings Corp.(a)	58,904	2,660,694
		26,748,601
Construction Materials — 0.1%
Eagle Materials, Inc.	11,188	1,486,326
Martin Marietta Materials, Inc.	17,646	5,963,818
Summit Materials, Inc., Class A(a)(b)	35,054	995,192
Vulcan Materials Co.	37,553	6,575,906
		15,021,242
Consumer Finance — 0.5%
Ally Financial, Inc.	88,661	2,167,761
American Express Co.	172,428	25,476,237
Bread Financial Holdings, Inc.	12,814	482,575
Capital One Financial Corp.	108,564	10,092,109
Credit Acceptance Corp.(a)(b)	1,969	934,094
Discover Financial Services	78,007	7,631,425
Encore Capital Group, Inc.(a)(b)	7,020	336,539
Enova International, Inc.(a)	10,852	416,391
EZCORP, Inc., Class A, NVS(a)	15,040	122,576
FirstCash Holdings, Inc.	10,548	916,727
Green Dot Corp., Class A(a)	14,236	225,213
LendingClub Corp.(a)	27,753	244,226
LendingTree, Inc.(a)	4,160	88,733
Navient Corp.	34,368	565,354
Nelnet, Inc., Class A	3,528	320,166
NerdWallet, Inc., Class A(a)	12,737	122,275
OneMain Holdings, Inc.	31,826	1,060,124
PRA Group, Inc.(a)	10,356	349,826
PROG Holdings, Inc.(a)	15,825	267,284
Regional Management Corp.	3,673	103,138
SLM Corp.	70,068	1,163,129
SoFi Technologies, Inc.(a)(b)	231,090	1,065,325
Synchrony Financial	128,456	4,221,064
Upstart Holdings, Inc.(a)(b)	21,774	287,852
World Acceptance Corp.(a)	1,057	69,699
		58,729,842
Containers & Packaging — 0.4%
Amcor PLC	429,577	5,116,262
AptarGroup, Inc.	18,740	2,061,025
Ardagh Group SA, Class A(a)	4,919	41,836
Ardagh Metal Packaging SA	41,863	201,361
Avery Dennison Corp.	23,378	4,231,418
Ball Corp.	89,246	4,564,041
Berry Global Group, Inc.	35,516	2,146,232
Crown Holdings, Inc.	33,601	2,762,338
Graphic Packaging Holding Co.	84,757	1,885,843
Greif, Inc., Class A, NVS	6,828	457,886
Greif, Inc., Class B	2,141	167,490
International Paper Co.	103,173	3,572,881
Myers Industries, Inc.	10,505	233,526
O-I Glass, Inc.(a)	47,105	780,530
Packaging Corp. of America	26,719	3,417,627
Pactiv Evergreen, Inc.	11,451	130,083
Sealed Air Corp.	41,309	2,060,493
Silgan Holdings, Inc.	23,782	1,232,859
Sonoco Products Co.	28,164	1,709,837
TriMas Corp.	10,654	295,542
Westrock Co.	72,869	2,562,074
		39,631,184
Distributors — 0.1%
Funko, Inc., Class A(a)(b)	7,688	83,876
Security	Shares	Value
Distributors (continued)
Genuine Parts Co.	39,477	$ 6,849,654
LKQ Corp.	72,789	3,887,660
Pool Corp.(b)	11,035	3,336,212
		14,157,402
Diversified Consumer Services — 0.1%
2U, Inc.(a)	19,983	125,293
ADT, Inc.(b)	59,522	539,865
Adtalem Global Education, Inc.(a)	13,759	488,444
Bright Horizons Family Solutions, Inc.(a)	17,602	1,110,686
Carriage Services, Inc.	4,198	115,613
Chegg, Inc.(a)	34,617	874,772
Coursera, Inc.(a)	37,580	444,571
Duolingo, Inc.(a)	6,969	495,705
European Wax Center, Inc., Class A	7,409	92,242
Frontdoor, Inc.(a)	24,645	512,616
Graham Holdings Co., Class B	1,103	666,444
Grand Canyon Education, Inc.(a)	8,708	920,087
H&R Block, Inc.	44,843	1,637,218
Laureate Education, Inc., Class A	38,153	367,032
Mister Car Wash, Inc.(a)(b)	21,809	201,297
OneSpaWorld Holdings Ltd.(a)(b)	15,090	140,790
Perdoceo Education Corp.(a)	21,775	302,672
Rover Group, Inc.(a)(b)	35,356	129,757
Service Corp. International	43,303	2,993,969
Strategic Education, Inc.	6,336	496,236
Stride, Inc.(a)	12,027	376,205
Udemy, Inc.(a)	24,156	254,846
Vivint Smart Home, Inc., Class A(a)(b)	24,107	286,873
		13,573,233
Diversified Financial Services — 1.6%
Alerus Financial Corp.	6,022	140,614
A-Mark Precious Metals, Inc.	5,582	193,863
Apollo Global Management, Inc.	138,367	8,826,431
Banco Latinoamericano de Comercio Exterior SA, Class E	11,778	190,804
Berkshire Hathaway, Inc., Class B(a)	516,684	159,603,687
Cannae Holdings, Inc.(a)	23,937	494,299
Compass Diversified Holdings	15,560	283,659
Equitable Holdings, Inc.	108,754	3,121,240
Jackson Financial, Inc., Class A	21,580	750,768
Voya Financial, Inc.	26,602	1,635,757
		175,241,122
Diversified Telecommunication Services — 0.9%
Anterix, Inc.(a)	7,053	226,895
AT&T Inc.	2,051,154	37,761,745
ATN International, Inc.	3,286	148,889
Bandwidth, Inc., Class A(a)	9,167	210,383
Charge Enterprises, Inc.(a)(b)	65,531	81,258
Cogent Communications Holdings, Inc.	12,493	713,100
Consolidated Communications Holdings, Inc.(a)	22,441	80,339
EchoStar Corp., Class A(a)(b)	10,492	175,007
Frontier Communications Parent, Inc.(a)(b)	68,113	1,735,519
Globalstar, Inc.(a)	185,838	247,164
IDT Corp., Class B(a)	5,689	160,259
Iridium Communications, Inc.(a)	36,364	1,869,110
Liberty Latin America Ltd., Class C, NVS(a)	46,237	351,401
Lumen Technologies, Inc.	289,892	1,513,236
Ooma, Inc.(a)	7,683	104,642
Radius Global Infrastructure, Inc., Class A(a)(b)	23,991	283,574
Verizon Communications, Inc.	1,203,719	47,426,529
		93,089,050

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities — 1.9%
ALLETE, Inc.	16,245	$ 1,047,965
Alliant Energy Corp.	70,903	3,914,555
American Electric Power Co., Inc.	147,565	14,011,297
Avangrid, Inc.	20,833	895,402
Constellation Energy Corp.	92,981	8,015,892
Duke Energy Corp.	220,119	22,670,056
Edison International	108,301	6,890,110
Entergy Corp.	58,343	6,563,587
Evergy, Inc.	64,398	4,052,566
Eversource Energy	98,137	8,227,806
Exelon Corp.	284,419	12,295,433
FirstEnergy Corp.	156,340	6,556,900
Hawaiian Electric Industries, Inc.	31,541	1,319,991
IDACORP, Inc.	13,950	1,504,507
MGE Energy, Inc.	10,224	719,770
NextEra Energy, Inc.	568,755	47,547,918
NRG Energy, Inc.	67,057	2,133,754
OGE Energy Corp.	55,909	2,211,201
Otter Tail Corp.	11,443	671,818
PG&E Corp.(a)(b)	471,109	7,660,232
Pinnacle West Capital Corp.	31,654	2,406,970
PNM Resources, Inc.	24,205	1,180,962
Portland General Electric Co.	26,123	1,280,027
PPL Corp.	210,394	6,147,713
Southern Co.	311,396	22,236,788
Xcel Energy, Inc.	155,324	10,889,766
		203,052,986
Electrical Equipment — 0.7%
Acuity Brands, Inc.	9,206	1,524,606
Allied Motion Technologies, Inc.	3,798	132,208
AMETEK, Inc.	65,408	9,138,806
Array Technologies, Inc.(a)(b)	44,469	859,586
Atkore, Inc.(a)	11,617	1,317,600
AZZ, Inc.	7,242	291,128
Babcock & Wilcox Enterprises, Inc.(a)	18,658	107,657
Blink Charging Co.(a)(b)	10,726	117,664
Bloom Energy Corp., Class A(a)(b)	48,469	926,727
ChargePoint Holdings, Inc., Class A(a)(b)	73,065	696,309
Eaton Corp. PLC	114,026	17,896,381
Emerson Electric Co.	169,067	16,240,576
Encore Wire Corp.	5,527	760,294
EnerSys	12,440	918,570
Enovix Corp.(a)	32,778	407,758
ESS Tech, Inc.(a)(b)	34,633	84,158
Fluence Energy, Inc., Class A(a)(b)	9,659	165,652
FuelCell Energy, Inc.(a)(b)	108,720	302,242
Generac Holdings, Inc.(a)	17,851	1,796,882
GrafTech International Ltd.	61,675	293,573
Hubbell, Inc.	15,136	3,552,116
NuScale Power Corp., Class A(a)(b)	11,078	113,660
nVent Electric PLC	47,755	1,837,135
Plug Power, Inc.(a)(b)	146,969	1,818,007
Powell Industries, Inc.	3,058	107,580
Regal Rexnord Corp.	19,620	2,354,008
Rockwell Automation, Inc.	33,002	8,500,325
Sensata Technologies Holding PLC(b)	43,593	1,760,285
Shoals Technologies Group, Inc., Class A(a)(b)	39,183	966,645
Stem, Inc.(a)(b)	45,791	409,372
SunPower Corp.(a)(b)	21,986	396,408
Sunrun, Inc.(a)(b)	57,954	1,392,055
Thermon Group Holdings, Inc.(a)	9,480	190,358
TPI Composites, Inc.(a)(b)	11,469	116,296
Security	Shares	Value
Electrical Equipment (continued)
Vertiv Holdings Co.(b)	91,328	$ 1,247,540
Vicor Corp.(a)	5,979	321,371
		79,061,538
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	8,566	65,273
Advanced Energy Industries, Inc.	11,572	992,646
Akoustis Technologies, Inc.(a)(b)	36,390	102,620
Amphenol Corp., Class A	167,025	12,717,283
Arlo Technologies, Inc.(a)	23,426	82,225
Arrow Electronics, Inc.(a)	17,921	1,873,999
Avnet, Inc.	26,326	1,094,635
Badger Meter, Inc.	7,784	848,689
Belden, Inc.	12,079	868,480
Benchmark Electronics, Inc.	11,518	307,415
CDW Corp.	38,612	6,895,331
Cognex Corp.	48,845	2,301,088
Coherent Corp.(a)	36,437	1,278,939
Corning, Inc.	214,406	6,848,128
CTS Corp.	8,939	352,375
ePlus, Inc.(a)	8,180	362,210
Fabrinet(a)	10,169	1,303,869
FARO Technologies, Inc.(a)	4,571	134,433
Insight Enterprises, Inc.(a)	9,590	961,589
IPG Photonics Corp.(a)	10,130	959,007
Itron, Inc.(a)	12,743	645,433
Jabil, Inc.	38,433	2,621,131
Keysight Technologies, Inc.(a)	51,182	8,755,705
Kimball Electronics, Inc.(a)	6,547	147,897
Knowles Corp.(a)	28,199	463,028
Lightwave Logic, Inc.(a)(b)	34,206	147,428
Littelfuse, Inc.	6,802	1,497,800
Methode Electronics, Inc.	10,022	444,676
MicroVision, Inc.(a)(b)	45,088	105,957
Mirion Technologies, Inc., Class A(a)(b)	46,020	304,192
Napco Security Technologies, Inc.(a)	8,210	225,611
National Instruments Corp.	37,854	1,396,813
nLight, Inc.(a)	11,777	119,419
Novanta, Inc.(a)	9,770	1,327,450
OSI Systems, Inc.(a)	4,926	391,715
PAR Technology Corp.(a)(b)	8,028	209,290
PC Connection, Inc.	3,209	150,502
Plexus Corp.(a)	8,044	827,969
Rogers Corp.(a)	5,097	608,276
Sanmina Corp.(a)	15,117	866,053
ScanSource, Inc.(a)	6,836	199,748
SmartRent, Inc.(a)	41,530	100,918
TD SYNNEX Corp.(b)	11,819	1,119,377
Teledyne Technologies, Inc.(a)	13,098	5,238,021
Trimble, Inc.(a)(b)	72,460	3,663,578
TTM Technologies, Inc.(a)	26,070	393,136
Vishay Intertechnology, Inc.	34,965	754,195
Vishay Precision Group, Inc.(a)	3,548	137,130
Vontier Corp.	46,178	892,621
Zebra Technologies Corp., Class A(a)	14,641	3,754,099
		77,859,402
Energy Equipment & Services — 0.5%
Archrock, Inc.	37,964	340,917
Baker Hughes Co., Class A	272,401	8,044,002
Borr Drilling Ltd.(a)	50,026	248,629
Bristow Group, Inc.(a)	6,692	181,554
Cactus, Inc., Class A	16,102	809,286
ChampionX Corp.	55,627	1,612,627

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Diamond Offshore Drilling, Inc.(a)(b)	28,630	$ 297,752
DMC Global, Inc.(a)	6,923	134,583
Dril-Quip, Inc.(a)	10,750	292,077
Expro Group Holdings NV(a)(b)	21,841	395,977
Halliburton Co.	255,012	10,034,722
Helix Energy Solutions Group, Inc.(a)	38,578	284,706
Helmerich & Payne, Inc.	29,214	1,448,138
Liberty Energy, Inc., Class A	42,366	678,280
Nabors Industries Ltd.(a)	2,398	371,378
Newpark Resources, Inc.(a)	28,424	117,960
NexTier Oilfield Solutions, Inc.(a)	44,101	407,493
Noble Corp. PLC(a)	23,968	903,833
NOV, Inc.	113,596	2,373,020
Oceaneering International, Inc.(a)	26,740	467,683
Oil States International, Inc.(a)	24,937	186,030
Patterson-UTI Energy, Inc.	63,039	1,061,577
ProFrac Holding Corp., Class A(a)	8,858	223,222
ProPetro Holding Corp.(a)	21,627	224,272
RPC, Inc.	22,472	199,776
Schlumberger Ltd.	403,449	21,568,384
Select Energy Services, Inc., Class A	24,410	225,548
Solaris Oilfield Infrastructure, Inc., Class A	13,617	135,217
TETRA Technologies, Inc.(a)	45,226	156,482
Tidewater, Inc.(a)	14,084	518,995
U.S. Silica Holdings, Inc.(a)	23,124	289,050
Valaris Ltd.(a)	16,944	1,145,753
Weatherford International PLC(a)	19,789	1,007,656
		56,386,579
Entertainment — 1.3%
Activision Blizzard, Inc.	221,408	16,948,782
AMC Entertainment Holdings, Inc., Class A(a)(b)	146,413	595,901
Cinemark Holdings, Inc.(a)(b)	31,593	273,595
Electronic Arts, Inc.	78,869	9,636,214
IMAX Corp.(a)(b)	16,037	235,102
Liberty Media Corp.-Liberty Braves, Class A(a)	3,357	109,673
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	9,376	302,189
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	6,962	371,980
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	57,917	3,462,278
Lions Gate Entertainment Corp., Class A(a)(b)	15,411	87,997
Lions Gate Entertainment Corp., Class B, NVS(a)	36,411	197,712
Live Nation Entertainment, Inc.(a)	43,905	3,061,935
Madison Square Garden Entertainment Corp., Class A(a)	7,464	335,656
Madison Square Garden Sports Corp., Class A	5,714	1,047,548
Marcus Corp.(b)	7,858	113,077
Netflix, Inc.(a)	125,379	36,971,760
Playtika Holding Corp.(a)	29,525	251,258
ROBLOX Corp., Class A(a)(b)	125,627	3,575,344
Roku, Inc.(a)(b)	34,479	1,403,295
Skillz, Inc.(a)(b)	139,814	70,816
Spotify Technology SA(a)	39,951	3,154,132
Take-Two Interactive Software, Inc.(a)	46,884	4,882,031
Walt Disney Co.(a)	521,813	45,335,113
Warner Bros Discovery, Inc., Class A(a)(b)	671,463	6,365,469
World Wrestling Entertainment, Inc., Class A	12,545	859,583
		139,648,440
Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	24,793	355,780
Agree Realty Corp.	24,881	1,764,809
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Alexander & Baldwin, Inc.	21,508	$ 402,845
Alexander’s, Inc.	628	138,198
Alexandria Real Estate Equities, Inc.	46,252	6,737,529
American Assets Trust, Inc.	13,427	355,816
American Homes 4 Rent, Class A	88,638	2,671,549
American Tower Corp.	133,049	28,187,761
Americold Realty Trust, Inc.	76,509	2,165,970
Apartment Income REIT Corp.	43,494	1,492,279
Apartment Investment and Management Co., Class A	43,494	309,677
Apple Hospitality REIT, Inc.	58,476	922,751
Armada Hoffler Properties, Inc.	15,978	183,747
AvalonBay Communities, Inc.	39,726	6,416,544
Bluerock Homes Trust, Inc., Class A(a)	4,180	89,076
Boston Properties, Inc.	45,029	3,043,060
Braemar Hotels & Resorts, Inc.	24,537	100,847
Brandywine Realty Trust	50,370	309,776
Brixmor Property Group, Inc.	86,602	1,963,267
Broadstone Net Lease, Inc.	50,296	815,298
Camden Property Trust	29,851	3,339,730
CareTrust REIT, Inc.	28,390	527,486
CBL & Associates Properties, Inc.	9,700	223,876
Centerspace	5,027	294,934
Chatham Lodging Trust	13,914	170,725
City Office REIT, Inc.	13,995	117,278
Community Healthcare Trust, Inc.	6,212	222,390
Corporate Office Properties Trust	32,173	834,568
Cousins Properties, Inc.	43,014	1,087,824
Crown Castle, Inc.	123,145	16,703,388
CTO Realty Growth, Inc.	7,208	131,762
CubeSmart	63,419	2,552,615
DiamondRock Hospitality Co.	59,985	491,277
Digital Realty Trust, Inc.	82,209	8,243,096
Diversified Healthcare Trust	89,069	57,610
Douglas Emmett, Inc.	48,550	761,264
Easterly Government Properties, Inc.	27,568	393,395
EastGroup Properties, Inc.	11,683	1,729,785
Elme Communities	25,661	456,766
Empire State Realty Trust, Inc., Class A(b)	41,819	281,860
EPR Properties	22,334	842,438
Equinix, Inc.(b)	26,448	17,324,233
Equity Commonwealth	30,191	753,869
Equity LifeStyle Properties, Inc.	50,526	3,263,980
Equity Residential	105,822	6,243,498
Essential Properties Realty Trust, Inc.	39,337	923,239
Essex Property Trust, Inc.	18,591	3,939,805
Extra Space Storage, Inc.	37,614	5,536,029
Farmland Partners, Inc.	11,045	137,621
Federal Realty Investment Trust	22,840	2,307,754
First Industrial Realty Trust, Inc.	37,186	1,794,596
Four Corners Property Trust, Inc.	23,957	621,205
Franklin Street Properties Corp.	39,121	106,800
Gaming and Leisure Properties, Inc.	70,915	3,693,962
Getty Realty Corp.	8,694	294,292
Gladstone Commercial Corp.	10,585	195,823
Gladstone Land Corp.	9,984	183,206
Global Medical REIT, Inc.	12,587	119,325
Global Net Lease, Inc.	27,388	344,267
Healthcare Realty Trust, Inc.	107,290	2,067,478
Healthpeak Properties, Inc.	152,970	3,834,958
Hersha Hospitality Trust, Class A	14,495	123,497
Highwoods Properties, Inc.	29,278	819,198

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	202,092	$ 3,243,577
Hudson Pacific Properties, Inc.	44,158	429,657
Independence Realty Trust, Inc.	62,560	1,054,762
Indus Realty Trust, Inc.	2,197	139,488
Industrial Logistics Properties Trust	22,545	73,722
Innovative Industrial Properties, Inc.	8,436	854,989
InvenTrust Properties Corp.	19,981	472,950
Invitation Homes, Inc.	172,780	5,121,199
Iron Mountain, Inc.	81,752	4,075,337
iStar, Inc.	17,006	129,756
JBG SMITH Properties	31,037	589,082
Kilroy Realty Corp.	33,524	1,296,373
Kimco Realty Corp.	174,356	3,692,860
Kite Realty Group Trust	59,796	1,258,706
Lamar Advertising Co., Class A	25,184	2,377,370
Life Storage, Inc.	24,017	2,365,675
LTC Properties, Inc.	10,667	378,999
LXP Industrial Trust	79,561	797,201
Macerich Co.	62,825	707,410
Medical Properties Trust, Inc.	170,171	1,895,705
Mid-America Apartment Communities, Inc.	32,657	5,126,822
National Health Investors, Inc.	12,321	643,403
National Retail Properties, Inc.	50,110	2,293,034
National Storage Affiliates Trust	24,346	879,378
Necessity Retail REIT, Inc., Class A	30,979	183,705
NETSTREIT Corp.	17,262	316,412
NexPoint Residential Trust, Inc.	6,712	292,106
Office Properties Income Trust	13,736	183,376
Omega Healthcare Investors, Inc.	65,982	1,844,197
One Liberty Properties, Inc.	4,977	110,589
Orion Office REIT, Inc.	15,580	133,053
Outfront Media, Inc.	39,045	647,366
Paramount Group, Inc.	50,761	301,520
Park Hotels & Resorts, Inc.	64,110	755,857
Pebblebrook Hotel Trust	37,214	498,295
Phillips Edison & Co., Inc.(b)	32,256	1,027,031
Physicians Realty Trust	59,660	863,280
Piedmont Office Realty Trust, Inc., Class A	36,625	335,851
Plymouth Industrial REIT, Inc.	7,526	144,349
Postal Realty Trust, Inc., Class A	11,826	171,832
PotlatchDeltic Corp.	23,391	1,028,970
Prologis, Inc.	263,617	29,717,544
Public Storage	44,544	12,480,783
Rayonier, Inc.	40,799	1,344,735
Realty Income Corp.	179,589	11,391,330
Regency Centers Corp.	48,570	3,035,625
Retail Opportunity Investments Corp.	31,360	471,341
Rexford Industrial Realty, Inc.	52,552	2,871,441
RLJ Lodging Trust	49,638	525,666
RPT Realty	19,564	196,423
Ryman Hospitality Properties, Inc.	15,411	1,260,312
Sabra Health Care REIT, Inc.	68,149	847,092
Safehold, Inc.	6,946	198,795
Saul Centers, Inc.	3,486	141,810
SBA Communications Corp.	30,354	8,508,530
Service Properties Trust	46,772	340,968
Simon Property Group, Inc.	93,188	10,947,726
SITE Centers Corp.	52,005	710,388
SL Green Realty Corp.	18,074	609,455
Spirit Realty Capital, Inc.	38,176	1,524,368
STAG Industrial, Inc.	50,452	1,630,104
STORE Capital Corp.	72,281	2,317,329
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.(b)	31,658	$ 228,571
Sun Communities, Inc.	34,729	4,966,247
Sunstone Hotel Investors, Inc.	58,308	563,255
Tanger Factory Outlet Centers, Inc.	31,272	561,020
Terreno Realty Corp.	20,036	1,139,447
UDR, Inc.	92,546	3,584,307
UMH Properties, Inc.	10,508	169,179
Uniti Group, Inc.	66,555	368,049
Universal Health Realty Income Trust	3,533	168,630
Urban Edge Properties	32,628	459,729
Urstadt Biddle Properties, Inc., Class A	9,984	189,197
Ventas, Inc.	114,345	5,151,242
Veris Residential, Inc.(a)	26,124	416,155
VICI Properties, Inc.	275,091	8,912,948
Vornado Realty Trust	51,130	1,064,015
Welltower, Inc.	135,368	8,873,372
Weyerhaeuser Co.	211,678	6,562,018
Whitestone REIT	16,986	163,745
WP Carey, Inc.	58,987	4,609,834
Xenia Hotels & Resorts, Inc.	32,650	430,327
		340,907,577
Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A	47,588	986,975
Andersons, Inc.	10,628	371,874
BJ’s Wholesale Club Holdings, Inc.(a)	37,868	2,505,347
Casey’s General Stores, Inc.	10,782	2,418,942
Chefs’ Warehouse, Inc.(a)	8,162	271,631
Costco Wholesale Corp.	126,795	57,881,918
Fresh Market, Inc. Escrow(a)(d)	10,847	—
Grocery Outlet Holding Corp.(a)(b)	23,874	696,882
Ingles Markets, Inc., Class A	4,592	442,944
Kroger Co.	186,593	8,318,316
Performance Food Group Co.(a)	43,064	2,514,507
PriceSmart, Inc.	6,483	394,037
Rite Aid Corp.(a)	22,198	74,141
SpartanNash Co.	9,735	294,386
Sprouts Farmers Market, Inc.(a)	29,983	970,550
Sysco Corp.	145,407	11,116,365
U.S. Foods Holding Corp.(a)	57,480	1,955,470
United Natural Foods, Inc.(a)	15,265	590,908
Walgreens Boots Alliance, Inc.	203,431	7,600,182
Walmart, Inc.	407,088	57,721,008
Weis Markets, Inc.	5,101	419,761
		157,546,144
Food Products — 1.2%
Archer-Daniels-Midland Co.	156,501	14,531,118
B&G Foods, Inc.	18,284	203,867
Benson Hill, Inc.(a)	64,641	164,834
Beyond Meat, Inc.(a)(b)	16,316	200,850
BRC, Inc., Class A(a)(b)	15,285	93,391
Bunge Ltd.	39,706	3,961,468
Calavo Growers, Inc.	4,499	132,271
Cal-Maine Foods, Inc.	10,130	551,578
Campbell Soup Co.(b)	54,829	3,111,546
Conagra Brands, Inc.	133,351	5,160,684
Darling Ingredients, Inc.(a)	45,816	2,867,623
Flowers Foods, Inc.	53,346	1,533,164
Fresh Del Monte Produce, Inc.	9,680	253,519
Freshpet, Inc.(a)(b)	13,104	691,498
General Mills, Inc.	170,569	14,302,211
Hain Celestial Group, Inc.(a)	25,310	409,516
Hershey Co.	41,532	9,617,565

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Hormel Foods Corp.	81,192	$ 3,698,296
Hostess Brands, Inc., Class A(a)	40,646	912,096
Ingredion, Inc.	19,358	1,895,729
J & J Snack Foods Corp.	4,478	670,401
J M Smucker Co.	29,694	4,705,311
John B Sanfilippo & Son, Inc.	2,118	172,236
Kellogg Co.	72,939	5,196,174
Kraft Heinz Co.	198,996	8,101,127
Lamb Weston Holdings, Inc.	41,894	3,743,648
Lancaster Colony Corp.	5,491	1,083,374
Lifecore Biomedical, Inc.(a)	12,477	80,851
McCormick & Co., Inc., NVS	71,449	5,922,408
Mission Produce, Inc.(a)	11,248	130,702
Mondelez International, Inc., Class A	390,467	26,024,625
Pilgrim’s Pride Corp.(a)	14,943	354,597
Post Holdings, Inc.(a)	15,788	1,425,025
Seaboard Corp.	75	283,141
Seneca Foods Corp., Class A(a)	2,246	136,894
Simply Good Foods Co.(a)	24,651	937,477
Sovos Brands, Inc.(a)	8,932	128,353
SunOpta, Inc.(a)(b)	30,250	255,310
Tattooed Chef, Inc., Class A(a)(b)	28,908	35,557
Tootsie Roll Industries, Inc.	4,363	185,733
TreeHouse Foods, Inc.(a)	14,358	708,998
Tyson Foods, Inc., Class A	80,935	5,038,204
Utz Brands, Inc.(b)	16,837	267,035
Vital Farms, Inc.(a)	9,446	140,934
		130,020,939
Gas Utilities — 0.2%
Atmos Energy Corp.	39,275	4,401,549
Brookfield Infrastructure Corp., Class A	26,506	1,031,084
Chesapeake Utilities Corp.	4,585	541,855
National Fuel Gas Co.	24,283	1,537,114
New Jersey Resources Corp.	28,495	1,413,922
Northwest Natural Holding Co.	9,408	447,727
ONE Gas, Inc.	15,603	1,181,459
South Jersey Industries, Inc.	34,608	1,229,622
Southwest Gas Holdings, Inc.	18,691	1,156,599
Spire, Inc.	14,608	1,005,907
UGI Corp.	60,874	2,256,599
		16,203,437
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	491,088	53,916,551
Align Technology, Inc.(a)	22,572	4,760,435
Alphatec Holdings, Inc.(a)	15,764	194,685
AngioDynamics, Inc.(a)	11,018	151,718
Artivion, Inc.(a)	11,422	138,435
AtriCure, Inc.(a)	12,988	576,407
Atrion Corp.	382	213,710
Avanos Medical, Inc.(a)	13,012	352,105
Axogen, Inc.(a)	11,836	118,123
Axonics, Inc.(a)(b)	13,819	864,102
Baxter International, Inc.	143,688	7,323,777
Becton Dickinson and Co.	81,320	20,679,676
Boston Scientific Corp.(a)	409,485	18,946,871
Butterfly Network, Inc.(a)(b)	51,599	126,934
Cardiovascular Systems, Inc.(a)	10,760	146,551
Cerus Corp.(a)	41,936	153,066
CONMED Corp.(b)	8,490	752,554
Cooper Cos., Inc.	13,708	4,532,824
Cue Health, Inc.(a)(b)	41,269	85,427
Cutera, Inc.(a)(b)	4,470	197,663
Security	Shares	Value
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	63,006	$ 2,006,111
Dexcom, Inc.(a)(b)	110,940	12,562,846
Edwards Lifesciences Corp.(a)	176,342	13,156,877
Embecta Corp.	17,405	440,172
Enovis Corp.(a)	13,211	707,053
Envista Holdings Corp.(a)(b)	46,571	1,568,046
Figs, Inc., Class A(a)	40,995	275,896
Glaukos Corp.(a)	12,796	558,929
Globus Medical, Inc., Class A(a)(b)	21,519	1,598,216
Haemonetics Corp.(a)	14,786	1,162,919
Heska Corp.(a)	2,730	169,697
Hologic, Inc.(a)	69,273	5,182,313
ICU Medical, Inc.(a)	5,542	872,754
IDEXX Laboratories, Inc.(a)	23,818	9,716,791
Inari Medical, Inc.(a)	14,130	898,103
Inogen, Inc.(a)	5,035	99,240
Inspire Medical Systems, Inc.(a)	7,929	1,997,156
Insulet Corp.(a)(b)	19,763	5,818,030
Integer Holdings Corp.(a)	9,824	672,551
Integra LifeSciences Holdings Corp.(a)	20,829	1,167,882
Intuitive Surgical, Inc.(a)	100,893	26,771,958
iRhythm Technologies, Inc.(a)	8,620	807,435
Lantheus Holdings, Inc.(a)	18,871	961,666
LeMaitre Vascular, Inc.	5,130	236,083
LivaNova PLC(a)	14,885	826,713
Masimo Corp.(a)	13,700	2,026,915
Medtronic PLC	382,789	29,750,361
Meridian Bioscience, Inc.(a)	10,905	362,155
Merit Medical Systems, Inc.(a)	15,316	1,081,616
Mesa Laboratories, Inc.	1,527	253,803
Nano-X Imaging Ltd.(a)(b)	15,706	115,910
Neogen Corp.(a)	61,696	939,630
Nevro Corp.(a)	9,816	388,714
Novocure Ltd.(a)(b)	29,076	2,132,725
NuVasive, Inc.(a)	15,532	640,540
Omnicell, Inc.(a)	12,524	631,460
OraSure Technologies, Inc.(a)	22,337	107,664
Orthofix Medical, Inc.(a)	8,808	180,828
OrthoPediatrics Corp.(a)(b)	3,079	122,329
Outset Medical, Inc.(a)	13,612	351,462
Paragon 28, Inc.(a)(b)	15,910	304,040
Penumbra, Inc.(a)(b)	10,448	2,324,262
PROCEPT BioRobotics Corp.(a)(b)	8,449	350,971
Pulmonx Corp.(a)	8,681	73,181
QuidelOrtho Corp.(a)	14,154	1,212,573
ResMed, Inc.	41,071	8,548,107
RxSight, Inc.(a)	8,813	111,661
SeaSpine Holdings Corp.(a)	20,369	170,081
Senseonics Holdings, Inc.(a)(b)	116,916	120,423
Shockwave Medical, Inc.(a)	10,167	2,090,437
SI-BONE, Inc.(a)	8,168	111,085
Silk Road Medical, Inc.(a)	10,046	530,931
STAAR Surgical Co.(a)	13,660	663,056
STERIS PLC	28,372	5,240,025
Stryker Corp.	100,620	24,600,584
Surmodics, Inc.(a)	4,135	141,086
Tandem Diabetes Care, Inc.(a)	17,687	795,031
Teleflex, Inc.	13,309	3,322,326
TransMedics Group, Inc.(a)	7,939	489,995
Treace Medical Concepts, Inc.(a)	11,602	266,730
UFP Technologies, Inc.(a)	2,125	250,516
Utah Medical Products, Inc.	1,219	122,546

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Varex Imaging Corp.(a)	10,612	$ 215,424
ViewRay, Inc.(a)	43,560	195,149
Zimmer Biomet Holdings, Inc.	59,496	7,585,740
Zimvie, Inc.(a)	14,277	133,347
Zynex, Inc.(a)	7,938	110,418
		303,632,888
Health Care Providers & Services — 3.4%
1Life Healthcare, Inc.(a)	53,079	886,950
23andMe Holding Co., Class A(a)(b)	66,685	144,040
Acadia Healthcare Co., Inc.(a)	24,768	2,038,902
Accolade, Inc.(a)	16,092	125,357
AdaptHealth Corp.(a)	21,741	417,862
Addus HomeCare Corp.(a)(b)	3,772	375,276
Agiliti, Inc.(a)(b)	7,847	127,985
agilon health, Inc.(a)(b)	55,164	890,347
Alignment Healthcare, Inc.(a)	22,408	263,518
Amedisys, Inc.(a)	9,499	793,546
AmerisourceBergen Corp.	44,295	7,340,124
AMN Healthcare Services, Inc.(a)(b)	12,316	1,266,331
Apollo Medical Holdings, Inc.(a)	10,043	297,172
Brookdale Senior Living, Inc.(a)(b)	53,011	144,720
Cano Health, Inc.(a)(b)	51,002	69,873
Cardinal Health, Inc.	74,963	5,762,406
CareMax, Inc.(a)	24,270	88,586
Castle Biosciences, Inc.(a)	5,808	136,720
Centene Corp.(a)	162,324	13,312,191
Chemed Corp.	4,224	2,156,056
Cigna Corp.	85,713	28,400,145
Clover Health Investments Corp.(a)(b)	126,992	118,039
Community Health Systems, Inc.(a)	44,292	191,341
CorVel Corp.(a)	2,233	324,522
Cross Country Healthcare, Inc.(a)	12,947	344,002
CVS Health Corp.	375,402	34,983,712
DaVita, Inc.(a)(b)	16,817	1,255,725
DocGo, Inc.(a)(b)	26,555	187,744
Elevance Health, Inc.	69,027	35,408,780
Encompass Health Corp.	27,597	1,650,577
Enhabit, Inc.(a)(b)	15,549	204,625
Ensign Group, Inc.	14,794	1,399,660
Fulgent Genetics, Inc.(a)(b)	5,687	169,359
Guardant Health, Inc.(a)(b)	29,035	789,752
HCA Healthcare, Inc.	62,140	14,911,114
HealthEquity, Inc.(a)	23,257	1,433,561
Henry Schein, Inc.(a)(b)	38,402	3,067,168
Hims & Hers Health, Inc., Class A(a)(b)	45,549	291,969
Humana, Inc.	36,203	18,542,815
Invitae Corp.(a)(b)	57,282	106,545
Laboratory Corp. of America Holdings	25,929	6,105,761
LHC Group, Inc.(a)	8,834	1,428,369
LifeStance Health Group, Inc.(a)	25,305	125,007
McKesson Corp.	40,611	15,233,998
ModivCare, Inc.(a)	3,311	297,096
Molina Healthcare, Inc.(a)	16,464	5,436,742
National HealthCare Corp.	3,795	225,803
National Research Corp., Class A	4,055	151,252
Oak Street Health, Inc.(a)(b)	35,981	773,951
OPKO Health, Inc.(a)(b)	108,778	135,973
Option Care Health, Inc.(a)	42,668	1,283,880
Owens & Minor, Inc.	21,024	410,599
Patterson Cos., Inc.	23,311	653,407
Pediatrix Medical Group, Inc.(a)	22,362	332,299
Pennant Group, Inc.(a)	9,249	101,554
Security	Shares	Value
Health Care Providers & Services (continued)
Premier, Inc., Class A	35,382	$ 1,237,662
Privia Health Group, Inc.(a)(b)	11,863	269,409
Progyny, Inc.(a)	22,708	707,354
Quest Diagnostics, Inc.	32,817	5,133,891
R1 RCM, Inc.(a)(b)	41,605	455,575
RadNet, Inc.(a)	10,430	196,397
Select Medical Holdings Corp.	32,852	815,715
Signify Health, Inc., Class A(a)	23,174	664,167
Surgery Partners, Inc.(a)(b)	14,374	400,460
Tenet Healthcare Corp.(a)	29,702	1,449,161
U.S. Physical Therapy, Inc.	3,822	309,697
UnitedHealth Group, Inc.	267,888	142,028,860
Universal Health Services, Inc., Class B	18,075	2,546,587
		369,329,743
Health Care Technology — 0.1%
American Well Corp., Class A(a)(b)	56,390	159,584
Certara, Inc.(a)(b)	30,805	495,036
Computer Programs and Systems, Inc.(a)	4,293	116,856
Definitive Healthcare Corp.(a)(b)	11,226	123,374
Doximity, Inc., Class A(a)(b)	31,995	1,073,752
Evolent Health, Inc., Class A(a)	24,315	682,765
Health Catalyst, Inc.(a)	13,028	138,488
HealthStream, Inc.(a)	7,475	185,679
Multiplan Corp., Class A(a)	107,576	123,712
NextGen Healthcare, Inc.(a)	14,366	269,794
Nutex Health, Inc.(a)(b)	71,262	135,398
OptimizeRx Corp.(a)	5,658	95,054
Phreesia, Inc.(a)	13,800	446,568
Schrodinger, Inc.(a)	16,897	315,805
Sharecare, Inc., Class A(a)	100,892	161,427
Simulations Plus, Inc.	4,526	165,516
Teladoc Health, Inc.(a)	48,064	1,136,714
Veeva Systems, Inc., Class A(a)	39,609	6,392,100
Veradigm, Inc.(a)(b)	33,121	584,254
		12,801,876
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.(a)	14,021	107,962
Airbnb, Inc., Class A(a)	107,413	9,183,811
Aramark	66,684	2,756,717
Bally’s Corp.(a)(b)	9,093	176,222
BJ’s Restaurants, Inc.(a)	6,525	172,129
Bloomin’ Brands, Inc.	24,952	502,034
Booking Holdings, Inc.(a)	11,097	22,363,562
Bowlero Corp.(a)(b)	13,011	175,388
Boyd Gaming Corp.	22,818	1,244,266
Brinker International, Inc.(a)	12,988	414,447
Caesars Entertainment, Inc.(a)(b)	57,980	2,411,968
Carnival Corp.(a)(b)	271,584	2,188,967
Cheesecake Factory, Inc.(b)	12,569	398,563
Chipotle Mexican Grill, Inc.(a)	7,970	11,058,295
Choice Hotels International, Inc.	10,215	1,150,618
Churchill Downs, Inc.	10,444	2,208,175
Chuy’s Holdings, Inc.(a)	6,166	174,498
Cracker Barrel Old Country Store, Inc.	6,230	590,230
Darden Restaurants, Inc.	35,372	4,893,009
Dave & Buster’s Entertainment, Inc.(a)	13,758	487,584
Denny’s Corp.(a)	18,906	174,124
Dine Brands Global, Inc.	4,914	317,444
Domino’s Pizza, Inc.	10,140	3,512,496
DraftKings, Inc., Class A(a)(b)	95,119	1,083,405
Everi Holdings, Inc.(a)	26,070	374,104
Expedia Group, Inc.(a)	43,061	3,772,144

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc.(a)	5,663	$ 211,796
Hilton Grand Vacations, Inc.(a)	25,188	970,745
Hilton Worldwide Holdings, Inc.	77,156	9,749,432
Hyatt Hotels Corp., Class A(a)(b)	14,795	1,338,208
International Game Technology PLC	27,167	616,148
Jack in the Box, Inc.	5,873	400,715
Krispy Kreme, Inc.	24,112	248,836
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,660	79,149
Las Vegas Sands Corp.(a)(b)	93,981	4,517,667
Life Time Group Holdings, Inc.(a)(b)	10,974	131,249
Light & Wonder, Inc., Class A(a)	27,191	1,593,393
Lindblad Expeditions Holdings, Inc.(a)(b)	13,502	103,965
Marriott International, Inc., Class A	75,970	11,311,173
Marriott Vacations Worldwide Corp.	10,560	1,421,270
McDonald’s Corp.	211,660	55,778,760
MGM Resorts International	92,305	3,094,987
Monarch Casino & Resort, Inc.(a)	3,929	302,101
Norwegian Cruise Line Holdings Ltd.(a)(b)	124,569	1,524,725
Papa John’s International, Inc.	9,459	778,570
Penn Entertainment, Inc.(a)	46,736	1,388,059
Planet Fitness, Inc., Class A(a)	24,382	1,921,302
Portillo’s, Inc., Class A(a)	5,634	91,947
RCI Hospitality Holdings, Inc.(b)	3,159	294,387
Red Rock Resorts, Inc., Class A	13,880	555,339
Royal Caribbean Cruises Ltd.(a)	62,252	3,077,116
Rush Street Interactive, Inc., Class A(a)	24,855	89,229
Ruth’s Hospitality Group, Inc.	9,132	141,363
SeaWorld Entertainment, Inc.(a)(b)	12,784	684,072
Shake Shack, Inc., Class A(a)	10,193	423,315
Six Flags Entertainment Corp.(a)	23,167	538,633
Sonder Holdings, Inc.(a)(b)	66,140	82,014
Starbucks Corp.	328,389	32,576,189
Sweetgreen, Inc., Class A(a)(b)	27,111	232,341
Target Hospitality Corp.(a)(b)	10,401	157,471
Texas Roadhouse, Inc.	18,554	1,687,486
Travel + Leisure Co.	23,727	863,663
Vacasa, Inc., Class A(a)	40,000	50,400
Vail Resorts, Inc.	11,513	2,744,124
Wendy’s Co.	51,807	1,172,392
Wingstop, Inc.	8,253	1,135,778
Wyndham Hotels & Resorts, Inc.	26,473	1,887,790
Wynn Resorts Ltd.(a)	30,265	2,495,955
Xponential Fitness, Inc., Class A(a)	5,214	119,557
Yum! Brands, Inc.	81,276	10,409,830
		230,884,803
Household Durables — 0.4%
Beazer Homes U.S.A., Inc.(a)	10,634	135,690
Cavco Industries, Inc.(a)	2,598	587,797
Century Communities, Inc.	7,745	387,327
DR Horton, Inc.	90,665	8,081,878
Ethan Allen Interiors, Inc.	6,536	172,681
Garmin Ltd.	43,571	4,021,168
GoPro, Inc., Class A(a)	34,238	170,505
Green Brick Partners, Inc.(a)(b)	8,925	216,253
Helen of Troy Ltd.(a)	6,905	765,834
Installed Building Products, Inc.	6,527	558,711
iRobot Corp.(a)	7,848	377,724
KB Home	21,730	692,100
La-Z-Boy, Inc.	13,790	314,688
Leggett & Platt, Inc.	39,198	1,263,352
Lennar Corp., Class A	71,848	6,502,244
Lennar Corp., Class B	4,157	310,860
Security	Shares	Value
Household Durables (continued)
LGI Homes, Inc.(a)(b)	6,462	$ 598,381
M/I Homes, Inc.(a)	7,871	363,483
MDC Holdings, Inc.	16,046	507,054
Meritage Homes Corp.(a)	9,567	882,077
Mohawk Industries, Inc.(a)	14,955	1,528,700
Newell Brands, Inc.	106,267	1,389,972
NVR, Inc.(a)	860	3,966,819
PulteGroup, Inc.	67,126	3,056,247
Skyline Champion Corp.(a)	14,503	747,049
Sonos, Inc.(a)(b)	34,814	588,357
Taylor Morrison Home Corp., Class A(a)	31,545	957,391
Tempur Sealy International, Inc.	47,488	1,630,263
Toll Brothers, Inc.	31,807	1,587,805
TopBuild Corp.(a)	9,459	1,480,239
Tri Pointe Homes, Inc.(a)	32,393	602,186
Tupperware Brands Corp.(a)	15,566	64,443
Vizio Holding Corp., Class A(a)(b)	20,890	154,795
Vuzix Corp.(a)(b)	21,640	78,770
Whirlpool Corp.	15,434	2,183,294
		46,926,137
Household Products — 1.4%
Central Garden & Pet Co.(a)	2,805	105,047
Central Garden & Pet Co., Class A, NVS(a)	12,536	448,789
Church & Dwight Co., Inc.	69,624	5,612,391
Clorox Co.	34,981	4,908,884
Colgate-Palmolive Co.	236,265	18,615,319
Energizer Holdings, Inc.	20,831	698,880
Kimberly-Clark Corp.	96,058	13,039,874
Procter & Gamble Co.	676,025	102,458,349
Reynolds Consumer Products, Inc.	15,477	464,000
Spectrum Brands Holdings, Inc.(b)	11,024	671,582
WD-40 Co.	3,875	624,689
		147,647,804
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	188,956	5,434,374
Altus Power, Inc.(a)(b)	15,109	98,511
Brookfield Renewable Corp., Class A	37,280	1,026,691
Clearway Energy, Inc., Class A	8,963	268,173
Clearway Energy, Inc., Class C	24,941	794,870
Montauk Renewables, Inc.(a)(b)	20,432	225,365
Ormat Technologies, Inc.	13,362	1,155,546
Sunnova Energy International, Inc.(a)(b)	29,639	533,798
Vistra Corp.	117,615	2,728,668
		12,265,996
Industrial Conglomerates — 0.8%
3M Co.	157,873	18,932,130
Brookfield Business Corp., Class A(b)	11,705	219,937
General Electric Co.	313,607	26,277,131
Honeywell International, Inc.	193,021	41,364,400
		86,793,598
Insurance — 2.5%
Aflac, Inc.	177,963	12,802,658
Allstate Corp.	76,566	10,382,350
Ambac Financial Group, Inc.(a)	14,034	244,753
American Equity Investment Life Holding Co.	22,540	1,028,275
American Financial Group, Inc.	18,737	2,572,215
American International Group, Inc.	212,772	13,455,701
AMERISAFE, Inc.	5,266	273,674
Aon PLC, Class A	58,676	17,611,015
Arch Capital Group Ltd.(a)	100,874	6,332,870
Argo Group International Holdings Ltd.	8,912	230,375

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Arthur J. Gallagher & Co.	59,539	$ 11,225,483
Assurant, Inc.	14,754	1,845,135
Assured Guaranty Ltd.	17,678	1,100,632
Axis Capital Holdings Ltd.	22,845	1,237,514
Bright Health Group, Inc.(a)(b)	103,256	67,106
Brighthouse Financial, Inc.(a)	21,352	1,094,717
Brown & Brown, Inc.	67,172	3,826,789
BRP Group, Inc., Class A(a)(b)	17,593	442,288
Chubb Ltd.	119,242	26,304,785
Cincinnati Financial Corp.	44,126	4,518,061
CNA Financial Corp.	8,703	367,963
CNO Financial Group, Inc.	34,741	793,832
Employers Holdings, Inc.	7,311	315,323
Enstar Group Ltd.(a)	3,364	777,218
Erie Indemnity Co., Class A, NVS	7,065	1,757,207
Everest Re Group Ltd.	10,940	3,624,094
F&G Annuities & Life, Inc.(a)	5,063	101,311
Fidelity National Financial, Inc., Class A	74,608	2,806,753
First American Financial Corp.	29,389	1,538,220
Genworth Financial, Inc., Class A(a)	136,479	721,974
Globe Life, Inc.	25,465	3,069,806
Goosehead Insurance, Inc., Class A(a)	4,997	171,597
Hanover Insurance Group, Inc.	10,148	1,371,299
Hartford Financial Services Group, Inc.	92,372	7,004,569
HCI Group, Inc.	3,240	128,272
Hippo Holdings, Inc.(a)(b)	6,913	94,017
Horace Mann Educators Corp.	10,907	407,594
James River Group Holdings Ltd.	8,472	177,149
Kemper Corp.	17,677	869,708
Kinsale Capital Group, Inc.(b)	6,221	1,626,916
Lemonade, Inc.(a)(b)	11,396	155,897
Lincoln National Corp.	48,930	1,503,130
Loews Corp.	57,281	3,341,201
Markel Corp.(a)	3,787	4,989,335
Marsh & McLennan Cos., Inc.	141,836	23,471,021
MBIA, Inc.(a)	16,250	208,812
Mercury General Corp.	7,613	260,365
MetLife, Inc.	191,116	13,831,065
National Western Life Group, Inc., Class A	636	178,716
Old Republic International Corp.	81,106	1,958,710
Oscar Health, Inc., Class A(a)	41,899	103,071
Palomar Holdings, Inc.(a)	6,250	282,250
Primerica, Inc.	10,784	1,529,387
Principal Financial Group, Inc.	68,790	5,772,857
ProAssurance Corp.	13,261	231,670
Progressive Corp.	167,656	21,746,660
Prudential Financial, Inc.	105,368	10,479,901
Reinsurance Group of America, Inc.	18,909	2,686,780
RenaissanceRe Holdings Ltd.	12,125	2,233,789
RLI Corp.	11,464	1,504,879
Ryan Specialty Holdings, Inc.(a)	23,451	973,451
Safety Insurance Group, Inc.	3,821	321,957
Selective Insurance Group, Inc.	16,683	1,478,281
SiriusPoint Ltd.(a)	26,092	153,943
Stewart Information Services Corp.	6,984	298,426
Tiptree, Inc.	7,383	102,181
Travelers Cos., Inc.	67,757	12,703,760
Trupanion, Inc.(a)(b)	10,424	495,453
United Fire Group, Inc.	5,953	162,874
Universal Insurance Holdings, Inc.	9,229	97,735
Unum Group	56,812	2,330,996
W R Berkley Corp.	58,333	4,233,226
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.(b)	722	$ 1,021,146
Willis Towers Watson PLC	31,174	7,624,537
		272,788,680
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(a)	1,722,725	151,996,027
Alphabet, Inc., Class C, NVS(a)	1,527,757	135,557,879
Bumble, Inc., Class A(a)(b)	25,112	528,608
Cargurus, Inc.(a)	27,790	389,338
Cars.com, Inc.(a)(b)	20,290	279,393
Eventbrite, Inc., Class A(a)	20,177	118,237
fuboTV, Inc.(a)(b)	45,226	78,693
IAC, Inc.(a)	21,996	976,622
Match Group, Inc.(a)	80,360	3,334,136
Meta Platforms, Inc., Class A(a)	643,853	77,481,270
Outbrain, Inc.(a)	28,921	104,694
Pinterest, Inc., Class A(a)	168,113	4,081,784
QuinStreet, Inc.(a)	13,406	192,376
Shutterstock, Inc.	6,540	344,789
TripAdvisor, Inc.(a)	29,826	536,271
Vimeo, Inc.(a)(b)	38,546	132,213
Yelp, Inc.(a)	20,290	554,729
Ziff Davis, Inc.(a)	12,345	976,489
ZipRecruiter, Inc., Class A(a)(b)	23,207	381,059
ZoomInfo Technologies, Inc., Class A(a)(b)	78,736	2,370,741
		380,415,348
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.(a)	2,545,519	213,823,596
CarParts.com, Inc.(a)	23,509	147,166
ContextLogic, Inc., Class A(a)(b)	182,739	89,122
DoorDash, Inc., Class A(a)(b)	71,781	3,504,348
eBay, Inc.	156,956	6,508,965
Etsy, Inc.(a)(b)	35,993	4,311,242
Liquidity Services, Inc.(a)	7,258	102,047
Overstock.com, Inc.(a)(b)	12,494	241,884
PetMed Express, Inc.	6,151	108,873
Poshmark, Inc., Class A(a)	12,064	215,704
Qurate Retail, Inc., Class A(a)	105,495	171,957
Revolve Group, Inc.(a)(b)	10,527	234,331
Stitch Fix, Inc., Class A(a)(b)	28,390	88,293
Wayfair, Inc., Class A(a)(b)	21,384	703,320
Xometry, Inc., Class A(a)(b)	10,200	328,746
		230,579,594
IT Services — 4.5%
Accenture PLC, Class A	181,472	48,423,988
Affirm Holdings, Inc., Class A(a)(b)	62,221	601,677
Akamai Technologies, Inc.(a)	45,415	3,828,485
Amdocs Ltd.	34,668	3,151,321
Automatic Data Processing, Inc.	119,586	28,564,312
AvidXchange Holdings, Inc.(a)	41,116	408,693
BigCommerce Holdings, Inc., Series 1(a)	21,497	187,884
Block, Inc., Class A(a)(b)	153,419	9,640,850
Broadridge Financial Solutions, Inc.	33,185	4,451,104
Cantaloupe, Inc.(a)	26,556	115,519
Cass Information Systems, Inc.	3,695	169,305
Cloudflare, Inc., Class A(a)(b)	79,983	3,616,031
Cognizant Technology Solutions Corp., Class A	147,664	8,444,904
Concentrix Corp.	12,052	1,604,844
Conduent, Inc.(a)	44,419	179,897
CSG Systems International, Inc.	9,003	514,972
DigitalOcean Holdings, Inc.(a)(b)	21,883	557,360
DXC Technology Co.(a)	65,908	1,746,562

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Edgio, Inc.(a)	39,424	$ 44,549
EPAM Systems, Inc.(a)	15,677	5,137,980
Euronet Worldwide, Inc.(a)	13,409	1,265,541
EVERTEC, Inc.	17,395	563,250
Evo Payments, Inc., Class A(a)	14,876	503,404
ExlService Holdings, Inc.(a)(b)	9,453	1,601,622
Fastly, Inc., Class A(a)(b)	30,158	246,994
Fidelity National Information Services, Inc.	169,702	11,514,281
Fiserv, Inc.(a)	168,009	16,980,670
FleetCor Technologies, Inc.(a)	21,064	3,869,036
Flywire Corp.(a)(b)	17,779	435,052
Gartner, Inc.(a)	22,003	7,396,088
Genpact Ltd.	50,934	2,359,263
Global Payments, Inc.	76,783	7,626,088
Globant SA(a)(b)	11,759	1,977,393
GoDaddy, Inc., Class A(a)	44,643	3,340,189
Grid Dynamics Holdings, Inc.(a)	12,218	137,086
Hackett Group, Inc.	8,545	174,062
I3 Verticals, Inc., Class A(a)(b)	6,644	161,715
International Business Machines Corp.	257,719	36,310,030
International Money Express, Inc.(a)	10,358	252,424
Jack Henry & Associates, Inc.	20,713	3,636,374
Kyndryl Holdings, Inc.(a)	63,740	708,789
Marqeta, Inc., Class A(a)	125,890	769,188
Mastercard, Inc., Class A	243,691	84,738,671
Maximus, Inc.	17,738	1,300,728
MoneyGram International, Inc.(a)	25,470	277,368
MongoDB, Inc.(a)(b)	18,734	3,687,601
Okta, Inc., Class A(a)	43,308	2,959,236
Paya Holdings, Inc.(a)	24,757	194,838
Paychex, Inc.	91,783	10,606,443
Payoneer Global, Inc.(a)	70,595	386,155
PayPal Holdings, Inc.(a)	326,390	23,245,496
Paysafe Ltd.(a)(b)	8,417	116,912
Perficient, Inc.(a)	9,142	638,386
Remitly Global, Inc.(a)(b)	29,091	333,092
Repay Holdings Corp.(a)(b)	22,543	181,471
Sabre Corp.(a)(b)	92,418	571,143
Shift4 Payments, Inc., Class A(a)(b)	15,957	892,475
Snowflake, Inc., Class A(a)(b)	87,593	12,573,099
Squarespace, Inc., Class A(a)	10,699	237,197
SS&C Technologies Holdings, Inc.	63,567	3,309,298
StoneCo Ltd., Class A(a)	82,490	778,706
Thoughtworks Holding, Inc.(a)(b)	31,197	317,897
Toast, Inc., Class A(a)(b)	69,414	1,251,534
TTEC Holdings, Inc.	5,026	221,797
Tucows, Inc., Class A(a)(b)	2,949	100,030
Twilio, Inc., Class A(a)	49,807	2,438,551
Unisys Corp.(a)	19,520	99,747
VeriSign, Inc.(a)	26,568	5,458,130
Verra Mobility Corp., Class A(a)	40,190	555,828
Visa, Inc., Class A	471,486	97,955,931
Western Union Co.	107,089	1,474,616
WEX, Inc.(a)(b)	12,628	2,066,572
Wix.com Ltd.(a)(b)	15,100	1,160,133
		483,347,857
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	10,170	431,818
AMMO, Inc.(a)(b)	39,612	68,529
Brunswick Corp.	21,780	1,569,903
Hasbro, Inc.	37,152	2,266,644
Johnson Outdoors, Inc., Class A	1,634	108,040
Security	Shares	Value
Leisure Products (continued)
Malibu Boats, Inc., Class A(a)	5,534	$ 294,962
MasterCraft Boat Holdings, Inc.(a)	5,670	146,683
Mattel, Inc.(a)	98,142	1,750,853
Peloton Interactive, Inc., Class A(a)(b)	85,073	675,480
Polaris, Inc.(b)	15,744	1,590,144
Smith & Wesson Brands, Inc.	16,252	141,067
Sturm Ruger & Co., Inc.	4,499	227,739
Topgolf Callaway Brands Corp.(a)(b)	41,149	812,693
Vista Outdoor, Inc.(a)(b)	17,071	416,020
YETI Holdings, Inc.(a)	24,461	1,010,484
		11,511,059
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(a)	27,754	1,011,356
AbCellera Biologics, Inc.(a)(b)	62,622	634,361
Adaptive Biotechnologies Corp.(a)(b)	31,760	242,646
Agilent Technologies, Inc.	85,055	12,728,481
Avantor, Inc.(a)(b)	176,625	3,725,021
Azenta, Inc.	20,557	1,196,829
BioLife Solutions, Inc.(a)	10,261	186,750
Bionano Genomics, Inc.(a)(b)	79,192	115,620
Bio-Rad Laboratories, Inc., Class A(a)	5,985	2,516,633
Bio-Techne Corp.	45,248	3,750,154
Bruker Corp.	31,336	2,141,816
Charles River Laboratories International, Inc.(a)	14,298	3,115,534
Codexis, Inc.(a)(b)	17,952	83,656
CryoPort, Inc.(a)(b)	10,898	189,080
Cytek Biosciences, Inc.(a)	30,123	307,556
Danaher Corp.	185,397	49,208,072
Illumina, Inc.(a)	44,965	9,091,923
IQVIA Holdings, Inc.(a)	52,777	10,813,480
Maravai LifeSciences Holdings, Inc., Class A(a)	32,240	461,354
MaxCyte, Inc.(a)	27,116	148,053
Medpace Holdings, Inc.(a)	7,061	1,499,827
Mettler-Toledo International, Inc.(a)	6,318	9,132,353
NanoString Technologies, Inc.(a)	12,818	102,160
NeoGenomics, Inc.(a)	30,431	281,183
OmniAb, Inc.(a)	20,636	74,290
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	61,034	499,258
PerkinElmer, Inc.	35,890	5,032,496
QIAGEN NV(a)	65,914	3,287,131
Quanterix Corp.(a)	13,211	182,972
Quantum-Si, Inc.(a)(b)	37,744	69,072
Repligen Corp.(a)	15,801	2,675,267
Seer, Inc., Class A(a)(b)	20,354	118,053
SomaLogic, Inc., Class A(a)	64,493	161,877
Sotera Health Co.(a)	28,266	235,456
Syneos Health, Inc.(a)	29,280	1,073,990
Thermo Fisher Scientific, Inc.	112,054	61,707,017
Waters Corp.(a)	17,120	5,864,970
West Pharmaceutical Services, Inc.	21,218	4,993,656
		198,659,403
Machinery — 2.1%
3D Systems Corp.(a)	33,517	248,026
AGCO Corp.	17,656	2,448,711
Alamo Group, Inc.	2,610	369,576
Albany International Corp., Class A	8,629	850,733
Allison Transmission Holdings, Inc.	26,484	1,101,734
Altra Industrial Motion Corp.	19,462	1,162,855
Astec Industries, Inc.	6,484	263,639
Barnes Group, Inc.	13,406	547,635

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Caterpillar, Inc.	149,036	$ 35,703,064
Chart Industries, Inc.(a)(b)	12,125	1,397,164
CIRCOR International, Inc.(a)	5,025	120,399
Columbus McKinnon Corp.	7,120	231,186
Crane Holdings Co.	13,631	1,369,234
Cummins, Inc.	40,306	9,765,741
Deere & Co.	78,969	33,858,748
Desktop Metal, Inc., Class A(a)(b)	67,587	91,918
Donaldson Co., Inc.	35,256	2,075,521
Douglas Dynamics, Inc.	5,904	213,489
Dover Corp.	41,097	5,564,945
Energy Recovery, Inc.(a)	16,031	328,475
Enerpac Tool Group Corp.	17,084	434,788
EnPro Industries, Inc.	5,573	605,729
Esab Corp.	14,445	677,759
ESCO Technologies, Inc.	7,128	623,985
Evoqua Water Technologies Corp.(a)	31,962	1,265,695
Federal Signal Corp.	18,593	864,017
Flowserve Corp.	38,361	1,176,915
Fortive Corp.	101,512	6,522,146
Franklin Electric Co., Inc.	12,720	1,014,420
Gates Industrial Corp. PLC(a)(b)	27,077	308,949
Gorman-Rupp Co.	5,108	130,867
Graco, Inc.	47,815	3,216,037
Greenbrier Cos., Inc.	9,022	302,508
Helios Technologies, Inc.	8,794	478,745
Hillenbrand, Inc.	20,477	873,754
Hillman Solutions Corp.(a)(b)	36,507	263,215
Hyliion Holdings Corp.(a)(b)	59,009	138,081
Hyster-Yale Materials Handling, Inc., Class A	5,317	134,573
IDEX Corp.	21,707	4,956,359
Illinois Tool Works, Inc.	88,197	19,429,799
Ingersoll Rand, Inc.	115,456	6,032,576
ITT, Inc.	23,759	1,926,855
John Bean Technologies Corp.	9,276	847,177
Kadant, Inc.(b)	3,045	540,883
Kennametal, Inc.	23,884	574,649
Lincoln Electric Holdings, Inc.	16,080	2,323,399
Lindsay Corp.	3,321	540,825
Luxfer Holdings PLC	7,848	107,675
Manitowoc Co., Inc.(a)(b)	17,144	157,039
Markforged Holding Corp.(a)	50,964	59,118
Microvast Holdings, Inc.(a)	58,673	89,770
Middleby Corp.(a)	15,555	2,082,814
Mueller Industries, Inc.	16,688	984,592
Mueller Water Products, Inc., Class A	49,139	528,736
Nikola Corp.(a)(b)	87,782	189,609
Nordson Corp.	16,682	3,965,645
Oshkosh Corp.	19,332	1,704,889
Otis Worldwide Corp.	120,546	9,439,957
PACCAR, Inc.	97,173	9,617,212
Parker-Hannifin Corp.	36,357	10,579,887
Pentair PLC	47,674	2,144,377
Proterra, Inc.(a)(b)	67,583	254,788
Proto Labs, Inc.(a)(b)	7,710	196,836
RBC Bearings, Inc.(a)(b)	7,871	1,647,794
REV Group, Inc.	10,116	127,664
Sarcos Technology and Robotics Corp.(a)	58,274	32,709
Shyft Group, Inc.(b)	9,627	239,327
Snap-on, Inc.	14,936	3,412,727
SPX Technologies, Inc.(a)	13,304	873,408
Standex International Corp.	3,316	339,592
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	42,633	$ 3,202,591
Tennant Co.	4,986	306,988
Terex Corp.	19,407	829,067
Timken Co.	17,979	1,270,576
Titan International, Inc.(a)	12,039	184,437
Toro Co.	30,188	3,417,282
Trinity Industries, Inc.	21,744	642,970
Wabash National Corp.	13,568	306,637
Watts Water Technologies, Inc., Class A	7,594	1,110,471
Westinghouse Air Brake Technologies Corp.	51,048	5,095,101
Xylem, Inc.(b)	50,680	5,603,688
		224,663,471
Marine — 0.0%
Costamare, Inc.	19,453	180,524
Eagle Bulk Shipping, Inc.	3,225	161,056
Genco Shipping & Trading Ltd.	9,772	150,098
Golden Ocean Group Ltd.	32,548	282,842
Kirby Corp.(a)	16,887	1,086,678
Matson, Inc.	11,809	738,181
		2,599,379
Media — 0.9%
Altice U.S.A., Inc., Class A(a)(b)	63,519	292,188
AMC Networks, Inc., Class A(a)	8,209	128,635
Boston Omaha Corp., Class A(a)(b)	5,306	140,609
Cable One, Inc.	1,770	1,259,992
Charter Communications, Inc., Class A(a)(b)	30,697	10,409,353
Clear Channel Outdoor Holdings, Inc.(a)	106,458	111,781
Comcast Corp., Class A	1,228,582	42,963,513
Daily Journal Corp.(a)	396	99,202
DISH Network Corp., Class A(a)(b)	71,795	1,008,002
Entravision Communications Corp., Class A	25,308	121,478
EW Scripps Co., Class A, NVS(a)	14,775	194,882
Fox Corp., Class A, NVS	87,623	2,661,111
Fox Corp., Class B	39,990	1,137,716
Gannett Co., Inc.(a)	65,362	132,685
Gray Television, Inc.	23,237	260,022
iHeartMedia, Inc., Class A(a)	30,564	187,357
Integral Ad Science Holding Corp.(a)	19,420	170,702
Interpublic Group of Cos., Inc.	112,656	3,752,571
John Wiley & Sons, Inc., Class A	13,332	534,080
Liberty Broadband Corp., Class A(a)	5,759	436,820
Liberty Broadband Corp., Class C, NVS(a)	35,226	2,686,687
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	20,434	803,261
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	43,485	1,701,568
Magnite, Inc.(a)	36,651	388,134
New York Times Co., Class A	47,116	1,529,385
News Corp., Class A, NVS	112,061	2,039,510
News Corp., Class B	34,021	627,347
Nexstar Media Group, Inc., Class A	10,742	1,880,172
Omnicom Group, Inc.	57,155	4,662,133
Paramount Global, Class B, NVS	164,900	2,783,512
PubMatic, Inc., Class A(a)(b)	12,224	156,590
Scholastic Corp., NVS	7,517	296,621
Sinclair Broadcast Group, Inc., Class A	12,840	199,148
Sirius XM Holdings, Inc.(b)	210,704	1,230,511
Stagwell, Inc.(a)	20,200	125,442
TechTarget, Inc.(a)(b)	7,953	350,409
TEGNA, Inc.	60,250	1,276,698
Thryv Holdings, Inc.(a)	7,160	136,040

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Trade Desk, Inc., Class A(a)(b)	125,053	$ 5,606,126
WideOpenWest, Inc.(a)(b)	15,993	145,696
		94,627,689
Metals & Mining — 0.6%
5E Advanced Materials, Inc.(a)	11,691	92,125
Alcoa Corp.	52,452	2,384,992
Alpha Metallurgical Resources, Inc.(b)	4,860	711,455
Arconic Corp.(a)	27,118	573,817
ATI, Inc.(a)	35,447	1,058,447
Carpenter Technology Corp.	14,461	534,189
Century Aluminum Co.(a)(b)	16,518	135,117
Cleveland-Cliffs, Inc.(a)(b)	147,429	2,375,081
Coeur Mining, Inc.(a)	69,880	234,797
Commercial Metals Co.	34,238	1,653,695
Compass Minerals International, Inc.	9,728	398,848
Constellium SE(a)	32,944	389,728
Freeport-McMoRan, Inc.	408,146	15,509,548
Haynes International, Inc.	4,039	184,542
Hecla Mining Co.(b)	156,269	868,856
Kaiser Aluminum Corp.	4,710	357,772
Materion Corp.	5,448	476,755
MP Materials Corp., Class A(a)(b)	25,669	623,243
Newmont Corp.	226,860	10,707,792
Novagold Resources, Inc.(a)	70,706	422,822
Nucor Corp.	74,347	9,799,678
Piedmont Lithium, Inc.(a)(b)	5,238	230,577
Reliance Steel & Aluminum Co.	17,066	3,454,841
Royal Gold, Inc.	19,358	2,182,034
Ryerson Holding Corp.	5,448	164,856
Schnitzer Steel Industries, Inc., Class A	6,749	206,857
Southern Copper Corp.	23,881	1,442,174
SSR Mining, Inc.(b)	57,316	898,142
Steel Dynamics, Inc.	47,640	4,654,428
SunCoke Energy, Inc.	28,415	245,221
TimkenSteel Corp.(a)	10,844	197,036
United States Steel Corp.	68,366	1,712,568
Warrior Met Coal, Inc.	13,508	467,917
Worthington Industries, Inc.	10,146	504,358
		65,854,308
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	6,405	100,751
AGNC Investment Corp.	163,191	1,689,027
Annaly Capital Management, Inc.	133,701	2,818,417
Apollo Commercial Real Estate Finance, Inc.	44,404	477,787
Arbor Realty Trust, Inc.	44,986	593,365
Ares Commercial Real Estate Corp.	11,971	123,182
ARMOUR Residential REIT, Inc.	31,133	175,279
Blackstone Mortgage Trust, Inc., Class A	46,010	974,032
BrightSpire Capital, Inc., Class A	25,404	158,267
Broadmark Realty Capital, Inc.	39,350	140,086
Chimera Investment Corp.	64,917	357,043
Claros Mortgage Trust, Inc.	25,375	373,266
Dynex Capital, Inc.	9,279	118,029
Ellington Financial, Inc.	14,836	183,521
Franklin BSP Realty Trust, Inc.	23,725	306,052
Granite Point Mortgage Trust, Inc.	17,320	92,835
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	24,760	717,545
Invesco Mortgage Capital, Inc.	9,424	119,968
KKR Real Estate Finance Trust, Inc.	17,270	241,089
Ladder Capital Corp., Class A	30,270	303,911
MFA Financial, Inc.	32,225	317,416
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
New York Mortgage Trust, Inc.	105,517	$ 270,124
Orchid Island Capital, Inc.	12,861	135,041
PennyMac Mortgage Investment Trust	25,647	317,766
Ready Capital Corp.	23,199	258,437
Redwood Trust, Inc.	34,194	231,151
Rithm Capital Corp.	121,892	995,858
Starwood Property Trust, Inc.	81,073	1,486,068
TPG RE Finance Trust, Inc.	16,067	109,095
Two Harbors Investment Corp.	25,934	408,979
		14,593,387
Multiline Retail — 0.5%
Big Lots, Inc.	9,681	142,311
Dillard’s, Inc., Class A(b)	1,122	362,630
Dollar General Corp.	65,166	16,047,127
Dollar Tree, Inc.(a)	60,482	8,554,574
Franchise Group, Inc.	8,224	195,896
Kohl’s Corp.	36,739	927,660
Macy’s, Inc.	79,643	1,644,628
Nordstrom, Inc.(b)	31,368	506,279
Ollie’s Bargain Outlet Holdings, Inc.(a)	18,369	860,404
Target Corp.	132,222	19,706,367
		48,947,876
Multi-Utilities — 0.8%
Ameren Corp.	73,949	6,575,545
Avista Corp.	18,236	808,584
Black Hills Corp.	18,958	1,333,506
CenterPoint Energy, Inc.	180,056	5,399,879
CMS Energy Corp.	81,868	5,184,700
Consolidated Edison, Inc.	100,960	9,622,498
Dominion Energy, Inc.	237,814	14,582,755
DTE Energy Co.	55,261	6,494,825
NiSource, Inc.	115,171	3,157,989
NorthWestern Corp.	16,762	994,657
Public Service Enterprise Group, Inc.	141,764	8,685,880
Sempra Energy	90,037	13,914,318
Unitil Corp.	3,713	190,700
WEC Energy Group, Inc.	90,613	8,495,875
		85,441,711
Oil, Gas & Consumable Fuels — 4.7%
Amplify Energy Corp.(a)	13,527	118,902
Antero Midstream Corp.	96,151	1,037,469
Antero Resources Corp.(a)	83,265	2,580,382
APA Corp.	93,439	4,361,733
Arch Resources, Inc.	4,325	617,567
Ardmore Shipping Corp.(a)	14,403	207,547
Berry Corp.	24,816	198,528
California Resources Corp.	20,963	912,100
Callon Petroleum Co.(a)	13,956	517,628
Cheniere Energy, Inc.	71,060	10,656,158
Chesapeake Energy Corp.	34,456	3,251,613
Chevron Corp.	553,891	99,417,896
Chord Energy Corp.	12,075	1,651,981
Civitas Resources, Inc.	20,932	1,212,591
Clean Energy Fuels Corp.(a)(b)	45,183	234,952
CNX Resources Corp.(a)(b)	57,130	962,069
Comstock Resources, Inc.	24,239	332,317
ConocoPhillips	356,981	42,123,758
CONSOL Energy, Inc.	10,401	676,065
Coterra Energy, Inc.	224,736	5,521,763
Crescent Energy Co., Class A	10,801	129,504
CVR Energy, Inc.	8,123	254,575

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Delek U.S. Holdings, Inc.	20,706	$ 559,062
Denbury, Inc.(a)	14,972	1,302,863
Devon Energy Corp.	186,649	11,480,780
DHT Holdings, Inc.	33,783	299,993
Diamondback Energy, Inc.	50,237	6,871,417
Dorian LPG Ltd.	10,181	192,930
DT Midstream, Inc.	27,140	1,499,756
Earthstone Energy, Inc., Class A(a)(b)	9,640	137,177
Energy Fuels, Inc.(a)(b)	42,868	266,210
Enviva, Inc.	8,515	451,040
EOG Resources, Inc.	167,487	21,692,916
EQT Corp.	104,407	3,532,089
Equitrans Midstream Corp.	120,734	808,918
Excelerate Energy, Inc., Class A(b)	5,234	131,112
Exxon Mobil Corp.	1,180,228	130,179,148
FLEX LNG Ltd.(b)	7,829	255,930
Frontline Ltd.(a)(b)	36,366	441,483
Gevo, Inc.(a)(b)	57,508	109,265
Golar LNG Ltd.(a)	25,052	570,935
Green Plains, Inc.(a)(b)	9,493	289,536
Gulfport Energy Corp.(a)	3,166	233,144
Hess Corp.	80,591	11,429,416
HF Sinclair Corp.	38,580	2,001,916
International Seaways, Inc.	14,489	536,383
Kinder Morgan, Inc.	566,019	10,233,623
Kinetik Holdings, Inc.	5,268	174,265
Kosmos Energy Ltd.(a)	134,199	853,506
Magnolia Oil & Gas Corp., Class A	46,500	1,090,425
Marathon Oil Corp.	181,109	4,902,621
Marathon Petroleum Corp.	133,961	15,591,721
Matador Resources Co.(b)	32,426	1,856,064
Murphy Oil Corp.	41,067	1,766,292
New Fortress Energy, Inc., Class A	16,425	696,748
Nordic American Tankers Ltd.	55,681	170,384
Northern Oil and Gas, Inc.	18,936	583,608
Occidental Petroleum Corp.(b)	227,236	14,313,596
ONEOK, Inc.	126,510	8,311,707
Ovintiv, Inc.	74,043	3,754,721
Par Pacific Holdings, Inc.(a)	12,721	295,763
PBF Energy, Inc., Class A	28,502	1,162,312
PDC Energy, Inc.	27,676	1,756,872
Peabody Energy Corp.(a)(b)	33,011	872,151
Permian Resources Corp.	54,204	509,518
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	135,288	14,080,775
Pioneer Natural Resources Co.	68,081	15,549,020
Range Resources Corp.	67,373	1,685,672
Ranger Oil Corp., Class A	6,754	273,064
REX American Resources Corp.(a)	4,959	157,994
Riley Exploration Permian, Inc.	3,598	105,889
Scorpio Tankers, Inc.	13,814	742,779
SFL Corp. Ltd.	38,924	358,879
SilverBow Resources, Inc.(a)(b)	3,306	93,494
Sitio Royalties Corp.	0	—
Sitio Royalties Corp., Class A(b)	20,672	596,399
SM Energy Co.	34,433	1,199,301
Southwestern Energy Co.(a)	319,350	1,868,197
Talos Energy, Inc.(a)	19,829	374,372
Targa Resources Corp.	65,350	4,803,225
Teekay Corp.(a)	23,726	107,716
Teekay Tankers Ltd., Class A(a)	6,917	213,113
Tellurian, Inc.(a)(b)	150,598	253,005
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.(b)	1,637	$ 3,837,504
Uranium Energy Corp.(a)(b)	93,631	363,288
Ur-Energy, Inc.(a)(b)	99,592	114,531
VAALCO Energy, Inc.(b)	30,162	137,539
Valero Energy Corp.	105,932	13,438,533
Vertex Energy, Inc.(a)(b)	17,051	105,716
Vital Energy, Inc.(a)	5,035	258,900
W&T Offshore, Inc.(a)(b)	35,777	199,636
Williams Cos., Inc.	347,766	11,441,501
World Fuel Services Corp.	19,207	524,927
		514,031,383
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,883	184,626
Louisiana-Pacific Corp.	19,802	1,172,279
Resolute Forest Products, Inc.(a)	12,756	275,402
Sylvamo Corp.	10,109	491,196
		2,123,503
Personal Products — 0.2%
Beauty Health Co., Class A(a)(b)	26,104	237,546
BellRing Brands, Inc.(a)	38,342	983,089
Coty, Inc., Class A(a)	96,635	827,196
Edgewell Personal Care Co.(b)	16,366	630,746
elf Beauty, Inc.(a)	13,143	726,808
Estee Lauder Cos., Inc., Class A(b)	65,711	16,303,556
Herbalife Nutrition Ltd.(a)(b)	30,599	455,313
Inter Parfums, Inc.	5,470	527,964
Medifast, Inc.	3,484	401,879
Nu Skin Enterprises, Inc., Class A	12,812	540,154
Olaplex Holdings, Inc.(a)(b)	37,321	194,443
USANA Health Sciences, Inc.(a)(b)	3,908	207,906
Veru, Inc.(a)(b)	17,840	94,195
		22,130,795
Pharmaceuticals — 4.4%
Aclaris Therapeutics, Inc.(a)(b)	19,322	304,322
Amneal Pharmaceuticals, Inc.(a)(b)	59,245	117,898
Amphastar Pharmaceuticals, Inc.(a)(b)	11,340	317,747
Amylyx Pharmaceuticals, Inc.(a)	14,742	544,717
ANI Pharmaceuticals, Inc.(a)	3,484	140,161
Arvinas, Inc.(a)(b)	12,584	430,499
Atea Pharmaceuticals, Inc.(a)(b)	19,677	94,646
Axsome Therapeutics, Inc.(a)(b)	9,111	702,731
Bristol-Myers Squibb Co.	609,929	43,884,392
Cara Therapeutics, Inc.(a)	13,345	143,325
Cassava Sciences, Inc.(a)(b)	10,771	318,175
Catalent, Inc.(a)	51,187	2,303,927
CinCor Pharma, Inc.(a)	5,342	65,653
Collegium Pharmaceutical, Inc.(a)	10,166	235,851
Corcept Therapeutics, Inc.(a)	24,826	504,216
DICE Therapeutics, Inc.(a)(b)	10,272	320,486
Edgewise Therapeutics, Inc.(a)	13,527	120,931
Elanco Animal Health, Inc.(a)	127,416	1,557,024
Eli Lilly & Co.	241,322	88,285,241
Esperion Therapeutics, Inc.(a)	17,977	111,997
Evolus, Inc.(a)	12,505	93,913
Fulcrum Therapeutics, Inc.(a)	20,182	146,925
Harmony Biosciences Holdings, Inc.(a)	7,969	439,092
Innoviva, Inc.(a)(b)	19,980	264,735
Intra-Cellular Therapies, Inc.(a)	26,363	1,395,130
Jazz Pharmaceuticals PLC(a)	17,760	2,829,346
Johnson & Johnson	753,738	133,147,818
Ligand Pharmaceuticals, Inc.(a)	4,195	280,226

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Liquidia Corp.(a)	23,139	$ 147,395
Merck & Co., Inc.	724,497	80,382,942
Nektar Therapeutics(a)	48,801	110,290
NGM Biopharmaceuticals, Inc.(a)	22,055	110,716
Nuvation Bio, Inc.(a)	50,192	96,369
Ocular Therapeutix, Inc.(a)	29,389	82,583
Organon & Co.	73,717	2,058,916
Pacira BioSciences, Inc.(a)	12,761	492,702
Perrigo Co. PLC	39,934	1,361,350
Pfizer, Inc.	1,618,673	82,940,805
Phibro Animal Health Corp., Class A	11,628	155,931
Prestige Consumer Healthcare, Inc.(a)	14,724	921,722
Provention Bio, Inc.(a)(b)	16,734	176,878
Reata Pharmaceuticals, Inc., Class A(a)(b)	7,921	300,919
Relmada Therapeutics, Inc.(a)	15,629	54,545
Revance Therapeutics, Inc.(a)(b)	24,020	443,409
Royalty Pharma PLC, Class A	105,662	4,175,762
SIGA Technologies, Inc.	13,067	96,173
Supernus Pharmaceuticals, Inc.(a)	14,124	503,803
Tarsus Pharmaceuticals, Inc.(a)	10,045	147,260
Theravance Biopharma, Inc.(a)	16,631	186,600
Tricida, Inc.(a)(b)	232,156	35,497
Ventyx Biosciences, Inc.(a)	7,587	248,778
Viatris, Inc.	345,456	3,844,925
Xeris Biopharma Holdings, Inc.(a)(b)	69,101	91,904
Zoetis, Inc., Class A	134,949	19,776,776
		478,046,074
Professional Services — 0.6%
Alight, Inc., Class A(a)	96,931	810,343
ASGN, Inc.(a)	14,398	1,173,149
Barrett Business Services, Inc.	1,887	176,019
Booz Allen Hamilton Holding Corp., Class A	37,048	3,872,257
CACI International, Inc., Class A(a)	6,572	1,975,478
CBIZ, Inc.(a)(b)	14,657	686,680
Clarivate PLC(a)(b)	132,923	1,108,578
CoStar Group, Inc.(a)	115,418	8,919,503
CRA International, Inc.	1,879	230,046
Dun & Bradstreet Holdings, Inc.	73,104	896,255
Equifax, Inc.	34,403	6,686,567
Exponent, Inc.	14,489	1,435,715
First Advantage Corp.(a)(b)	16,290	211,770
Forrester Research, Inc.(a)	3,923	140,287
Franklin Covey Co.(a)	4,738	221,596
FTI Consulting, Inc.(a)(b)	9,433	1,497,960
Heidrick & Struggles International, Inc.	4,820	134,815
HireRight Holdings Corp.(a)(b)	9,097	107,890
Huron Consulting Group, Inc.(a)	6,222	451,717
ICF International, Inc.(b)	5,220	517,041
Insperity, Inc.	10,136	1,151,450
Jacobs Solutions, Inc.	36,099	4,334,407
KBR, Inc.	39,332	2,076,730
Kelly Services, Inc., Class A, NVS	10,886	183,973
Kforce, Inc.	5,491	301,072
Korn Ferry(b)	15,314	775,195
Legalzoom.com, Inc.(a)(b)	27,179	210,366
Leidos Holdings, Inc.	38,500	4,049,815
ManpowerGroup, Inc.	14,996	1,247,817
NV5 Global, Inc.(a)	3,974	525,840
Planet Labs PBC, Class A(a)(b)	48,383	210,466
Resources Connection, Inc.	11,579	212,822
Robert Half International, Inc.(b)	30,586	2,258,164
Science Applications International Corp.	15,757	1,747,924
Security	Shares	Value
Professional Services (continued)
Sterling Check Corp.(a)(b)	6,430	$ 99,472
TransUnion	54,273	3,079,993
TriNet Group, Inc.(a)(b)	11,149	755,902
TrueBlue, Inc.(a)	10,790	211,268
Upwork, Inc.(a)	32,825	342,693
Verisk Analytics, Inc.	43,966	7,756,482
		62,785,517
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	34,062	217,656
CBRE Group, Inc., Class A(a)	90,998	7,003,206
Compass, Inc., Class A(a)(b)	80,832	188,339
Cushman & Wakefield PLC(a)(b)	39,856	496,606
DigitalBridge Group, Inc.	45,254	495,079
Douglas Elliman, Inc.	27,642	112,503
eXp World Holdings, Inc.(b)	17,533	194,266
Forestar Group, Inc.(a)	7,105	109,488
FRP Holdings, Inc.(a)	2,737	147,415
Howard Hughes Corp.(a)(b)	10,475	800,499
Jones Lang LaSalle, Inc.(a)	13,735	2,188,947
Kennedy-Wilson Holdings, Inc.	34,238	538,564
Marcus & Millichap, Inc.	6,325	217,896
Newmark Group, Inc., Class A	44,993	358,594
Opendoor Technologies, Inc.(a)(b)	127,786	148,232
RE/MAX Holdings, Inc., Class A	5,876	109,529
Redfin Corp.(a)(b)	29,221	123,897
RMR Group, Inc., Class A	4,499	127,097
St Joe Co.(b)	9,070	350,555
Tejon Ranch Co.(a)	9,095	171,350
WeWork, Inc., Class A(a)(b)	41,257	58,997
Zillow Group, Inc., Class A(a)	17,117	534,222
Zillow Group, Inc., Class C, NVS(a)(b)	45,550	1,467,165
		16,160,102
Road & Rail — 1.0%
ArcBest Corp.	6,678	467,727
Avis Budget Group, Inc.(a)(b)	7,293	1,195,542
Covenant Logistics Group, Inc., Class A	4,021	139,006
CSX Corp.	601,445	18,632,766
Heartland Express, Inc.	12,845	197,042
Hertz Global Holdings, Inc.(a)(b)	59,048	908,749
JB Hunt Transport Services, Inc.(b)	23,726	4,136,865
Knight-Swift Transportation Holdings, Inc.	45,393	2,379,047
Landstar System, Inc.	9,952	1,621,181
Lyft, Inc., Class A(a)(b)	91,504	1,008,374
Marten Transport Ltd.	15,268	302,001
Norfolk Southern Corp.	66,666	16,427,836
Old Dominion Freight Line, Inc.(b)	28,461	8,076,663
RXO, Inc.(a)	30,037	516,636
Ryder System, Inc.	14,286	1,193,881
Saia, Inc.(a)(b)	7,669	1,608,036
Schneider National, Inc., Class B	15,962	373,511
TuSimple Holdings, Inc., Class A(a)	37,653	61,751
Uber Technologies, Inc.(a)	549,542	13,590,174
U-Haul Holding Co.	2,530	152,281
U-Haul Holding Co., NVS(b)	22,538	1,239,139
Union Pacific Corp.	176,001	36,444,527
Universal Logistics Holdings, Inc.	3,810	127,406
Werner Enterprises, Inc.	17,674	711,555
XPO, Inc.(a)	30,037	999,932
		112,511,628
Semiconductors & Semiconductor Equipment — 4.5%
ACM Research, Inc., Class A(a)	17,290	133,306

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Advanced Micro Devices, Inc.(a)	462,570	$ 29,960,659
Allegro MicroSystems, Inc.(a)(b)	20,783	623,906
Alpha & Omega Semiconductor Ltd.(a)	6,886	196,733
Ambarella, Inc.(a)	9,983	820,902
Amkor Technology, Inc.	31,332	751,341
Analog Devices, Inc.	146,937	24,102,076
Applied Materials, Inc.	245,906	23,946,326
Axcelis Technologies, Inc.(a)	8,797	698,130
AXT, Inc.(a)	24,122	105,654
Broadcom, Inc.	113,109	63,242,635
CEVA, Inc.(a)	6,095	155,910
Cirrus Logic, Inc.(a)	16,563	1,233,612
Cohu, Inc.(a)	11,966	383,510
Credo Technology Group Holding Ltd.(a)(b)	31,293	416,510
Diodes, Inc.(a)	11,861	903,097
Enphase Energy, Inc.(a)	37,297	9,882,213
Entegris, Inc.	41,697	2,734,906
First Solar, Inc.(a)(b)	30,178	4,520,363
FormFactor, Inc.(a)	22,001	489,082
GLOBALFOUNDRIES, Inc.(a)(b)	17,699	953,799
Ichor Holdings Ltd.(a)	7,901	211,905
Impinj, Inc.(a)	6,130	669,273
indie Semiconductor, Inc., Class A(a)(b)	35,388	206,312
Intel Corp.	1,171,959	30,974,876
KLA Corp.	40,670	15,333,810
Kulicke & Soffa Industries, Inc.	16,304	721,615
Lam Research Corp.	39,078	16,424,483
Lattice Semiconductor Corp.(a)	38,212	2,479,195
MACOM Technology Solutions Holdings, Inc.(a)	14,147	890,978
Marvell Technology, Inc.	243,747	9,028,389
MaxLinear, Inc.(a)	20,269	688,133
Microchip Technology, Inc.	152,784	10,733,076
Micron Technology, Inc.	310,945	15,541,031
MKS Instruments, Inc.(b)	15,621	1,323,567
Monolithic Power Systems, Inc.	12,860	4,547,425
NVIDIA Corp.	689,696	100,792,174
ON Semiconductor Corp.(a)	124,350	7,755,710
Onto Innovation, Inc.(a)	13,200	898,788
PDF Solutions, Inc.(a)	10,910	311,153
Photronics, Inc.(a)	17,541	295,215
Power Integrations, Inc.(b)	16,864	1,209,486
Qorvo, Inc.(a)	29,314	2,657,021
QUALCOMM, Inc.	320,910	35,280,845
Rambus, Inc.(a)	29,521	1,057,442
Semtech Corp.(a)	17,408	499,436
Silicon Laboratories, Inc.(a)(b)	9,694	1,315,185
SiTime Corp.(a)(b)	4,662	473,753
Skyworks Solutions, Inc.	46,407	4,229,070
SMART Global Holdings, Inc.(a)	15,265	227,143
Synaptics, Inc.(a)	11,052	1,051,708
Teradyne, Inc.(b)	45,423	3,967,699
Texas Instruments, Inc.	259,898	42,940,348
Ultra Clean Holdings, Inc.(a)	12,438	412,320
Universal Display Corp.	12,744	1,376,862
Veeco Instruments, Inc.(a)(b)	12,104	224,892
Wolfspeed, Inc.(a)(b)	35,228	2,432,141
		485,437,129
Software — 8.4%
8x8, Inc.(a)	30,346	131,095
A10 Networks, Inc.	16,076	267,344
ACI Worldwide, Inc.(a)	34,238	787,474
Adeia, Inc.	30,268	286,941
Security	Shares	Value
Software (continued)
Adobe, Inc.(a)	132,965	$ 44,746,711
Agilysys, Inc.(a)	5,431	429,809
Alarm.com Holdings, Inc.(a)	13,149	650,613
Alkami Technology, Inc.(a)(b)	8,018	116,983
Altair Engineering, Inc., Class A(a)(b)	15,089	686,097
Alteryx, Inc., Class A(a)	16,744	848,418
American Software, Inc., Class A	9,533	139,944
Amplitude, Inc., Class A(a)(b)	18,587	224,531
ANSYS, Inc.(a)	24,686	5,963,891
Appfolio, Inc., Class A(a)	5,155	543,234
Appian Corp., Class A(a)(b)	11,104	361,546
AppLovin Corp., Class A(a)(b)	64,383	677,953
Asana, Inc., Class A(a)(b)	21,280	293,026
Aspen Technology, Inc.(a)	7,544	1,549,538
Atlassian Corp., Class A(a)(b)	41,129	5,292,480
Autodesk, Inc.(a)	62,465	11,672,835
AvePoint, Inc., Class A(a)	42,351	174,063
Benefitfocus, Inc.(a)	10,438	109,181
Bentley Systems, Inc., Class B(b)	49,197	1,818,321
Bill.com Holdings, Inc.(a)(b)	27,855	3,035,081
Black Knight, Inc.(a)	44,247	2,732,252
Blackbaud, Inc.(a)	13,860	815,800
Blackline, Inc.(a)(b)	16,040	1,079,011
Blend Labs, Inc., Class A(a)(b)	64,961	93,544
Box, Inc., Class A(a)	40,395	1,257,496
C3.ai, Inc., Class A(a)(b)	16,851	188,563
Cadence Design Systems, Inc.(a)	78,166	12,556,586
CCC Intelligent Solutions Holdings, Inc.(a)(b)	49,862	433,799
Cerence, Inc.(a)	10,725	198,734
Ceridian HCM Holding, Inc.(a)	38,627	2,477,922
Clear Secure, Inc., Class A	17,928	491,765
CommVault Systems, Inc.(a)	12,017	755,148
Confluent, Inc., Class A(a)(b)	36,394	809,403
Consensus Cloud Solutions, Inc.(a)	6,110	328,474
Couchbase, Inc.(a)	10,145	134,523
Coupa Software, Inc.(a)	21,167	1,675,791
Crowdstrike Holdings, Inc., Class A(a)	59,836	6,300,132
CS Disco, Inc.(a)	10,504	66,385
Cvent Holding Corp.(a)(b)	27,212	146,945
Datadog, Inc., Class A(a)(b)	75,802	5,571,447
Digimarc Corp.(a)	5,734	106,022
Digital Turbine, Inc.(a)(b)	24,424	372,222
DocuSign, Inc.(a)	56,746	3,144,863
Dolby Laboratories, Inc., Class A	18,055	1,273,600
Domo, Inc., Class B(a)	7,475	106,444
DoubleVerify Holdings, Inc.(a)(b)	19,541	429,120
Dropbox, Inc., Class A(a)	80,918	1,810,945
Duck Creek Technologies, Inc.(a)	21,160	254,978
Dynatrace, Inc.(a)	55,941	2,142,540
E2open Parent Holdings, Inc., Class A(a)	58,134	341,247
Ebix, Inc.	7,319	146,087
Elastic NV(a)	22,949	1,181,873
Enfusion, Inc., Class A(a)	8,717	84,293
EngageSmart, Inc.(a)	12,527	220,475
Envestnet, Inc.(a)(b)	14,799	913,098
Everbridge, Inc.(a)	10,429	308,490
Fair Isaac Corp.(a)	7,000	4,190,060
Five9, Inc.(a)	19,204	1,303,183
ForgeRock, Inc., Class A(a)(b)	10,033	228,451
Fortinet, Inc.(a)	183,448	8,968,773
Gen Digital, Inc.	165,417	3,544,886
Guidewire Software, Inc.(a)	23,557	1,473,726

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
HubSpot, Inc.(a)	13,235	$ 3,826,636
Informatica, Inc., Class A(a)(b)	9,521	155,097
Instructure Holdings, Inc.(a)(b)	5,644	132,295
Intapp, Inc.(a)	4,425	110,360
InterDigital, Inc.	9,620	475,998
Intuit, Inc.	78,911	30,713,739
Jamf Holding Corp.(a)(b)	19,416	413,561
KnowBe4, Inc., Class A(a)	21,484	532,374
LivePerson, Inc.(a)(b)	17,834	180,837
LiveRamp Holdings, Inc.(a)	17,975	421,334
Manhattan Associates, Inc.(a)	17,810	2,162,134
Marathon Digital Holdings, Inc.(a)(b)	29,632	101,341
Matterport, Inc.(a)	70,543	197,520
MeridianLink, Inc.(a)	6,553	89,973
Microsoft Corp.	2,142,931	513,917,712
MicroStrategy, Inc., Class A(a)(b)	2,761	390,875
Mitek Systems, Inc.(a)(b)	11,827	114,604
Model N, Inc.(a)	10,430	423,041
Momentive Global, Inc.(a)	34,594	242,158
N-able, Inc.(a)(b)	19,405	199,483
nCino, Inc.(a)(b)	21,968	580,834
NCR Corp.(a)	36,222	847,957
New Relic, Inc.(a)	14,850	838,283
Nutanix, Inc., Class A(a)	65,695	1,711,355
Olo, Inc., Class A(a)(b)	28,835	180,219
ON24, Inc.(a)	16,369	141,264
OneSpan, Inc.(a)	11,857	132,680
Oracle Corp.	437,775	35,783,728
PagerDuty, Inc.(a)(b)	22,886	607,852
Palantir Technologies, Inc., Class A(a)(b)	520,148	3,339,350
Palo Alto Networks, Inc.(a)(b)	83,869	11,703,080
Paycom Software, Inc.(a)	14,613	4,534,560
Paycor HCM, Inc.(a)(b)	13,613	333,110
Paylocity Holding Corp.(a)	11,217	2,179,014
Pegasystems, Inc.	11,843	405,504
PowerSchool Holdings, Inc., Class A(a)	12,138	280,145
Procore Technologies, Inc.(a)	19,521	921,001
Progress Software Corp.	12,681	639,756
PROS Holdings, Inc.(a)	12,726	308,733
PTC, Inc.(a)	30,291	3,636,132
Q2 Holdings, Inc.(a)	15,950	428,577
Qualys, Inc.(a)	10,789	1,210,849
Rapid7, Inc.(a)	16,406	557,476
RingCentral, Inc., Class A(a)	26,368	933,427
Riot Platforms, Inc.(a)(b)	43,821	148,553
Roper Technologies, Inc.	30,245	13,068,562
Salesforce, Inc.(a)	275,630	36,545,782
Sapiens International Corp. NV	7,454	137,750
SentinelOne, Inc., Class A(a)(b)	54,861	800,422
ServiceNow, Inc.(a)	57,344	22,264,955
Smartsheet, Inc., Class A(a)	37,192	1,463,877
SolarWinds Corp.(a)	13,301	124,497
Splunk, Inc.(a)	46,628	4,014,205
Sprout Social, Inc., Class A(a)(b)	12,563	709,307
SPS Commerce, Inc.(a)	9,852	1,265,292
Sumo Logic, Inc.(a)	37,849	306,577
Synopsys, Inc.(a)	43,635	13,932,219
Telos Corp.(a)	13,336	67,880
Tenable Holdings, Inc.(a)(b)	31,159	1,188,716
Teradata Corp.(a)	28,394	955,742
Tyler Technologies, Inc.(a)	11,925	3,844,739
UiPath, Inc., Class A(a)	107,889	1,371,269
Security	Shares	Value
Software (continued)
Unity Software, Inc.(a)(b)	70,739	$ 2,022,428
UserTesting, Inc.(a)(b)	14,270	107,168
Varonis Systems, Inc.(a)	29,631	709,366
Verint Systems, Inc.(a)(b)	19,214	697,084
VMware, Inc., Class A	60,512	7,428,453
Workday, Inc., Class A(a)	57,160	9,564,583
Workiva, Inc.(a)	14,078	1,182,130
Xperi, Inc.(a)(b)	13,411	115,469
Yext, Inc.(a)(b)	27,550	179,902
Zeta Global Holdings Corp., Class A(a)(b)	33,168	270,983
Zoom Video Communications, Inc., Class A(a)	71,974	4,875,519
Zscaler, Inc.(a)(b)	23,901	2,674,522
Zuora, Inc., Class A(a)	31,765	202,025
		910,742,139
Specialty Retail — 2.4%
Aaron’s Co., Inc.	9,856	117,779
Abercrombie & Fitch Co., Class A(a)(b)	15,368	352,081
Academy Sports & Outdoors, Inc.	24,345	1,279,086
Advance Auto Parts, Inc.	17,759	2,611,106
American Eagle Outfitters, Inc.	41,968	585,873
America’s Car-Mart, Inc.(a)(b)	2,100	151,746
Arko Corp., Class A	22,504	194,885
Asbury Automotive Group, Inc.(a)	6,430	1,152,578
AutoNation, Inc.(a)	10,811	1,160,020
AutoZone, Inc.(a)	5,436	13,406,155
Bath & Body Works, Inc.	66,096	2,785,285
Bed Bath & Beyond, Inc.(a)(b)	30,540	76,655
Best Buy Co., Inc.	57,553	4,616,326
Boot Barn Holdings, Inc.(a)	8,830	552,052
Buckle, Inc.	7,305	331,282
Burlington Stores, Inc.(a)(b)	18,899	3,831,961
Caleres, Inc.	11,554	257,423
Camping World Holdings, Inc., Class A(b)	11,779	262,907
CarMax, Inc.(a)(b)	46,076	2,805,568
Carvana Co., Class A(a)(b)	31,415	148,907
Chico’s FAS, Inc.(a)	33,716	165,883
Children’s Place, Inc.(a)	3,533	128,672
Designer Brands, Inc., Class A(b)	19,104	186,837
Destination XL Group, Inc.(a)	16,539	111,638
Dick’s Sporting Goods, Inc.	16,056	1,931,376
EVgo, Inc.(a)(b)	22,374	100,012
Five Below, Inc.(a)(b)	15,785	2,791,893
Floor & Decor Holdings, Inc., Class A(a)(b)	28,844	2,008,408
Foot Locker, Inc.	22,479	849,481
GameStop Corp., Class A(a)(b)	76,876	1,419,131
Gap, Inc.	57,518	648,803
Genesco, Inc.(a)	3,484	160,334
Group 1 Automotive, Inc.	4,725	852,248
GrowGeneration Corp.(a)(b)	30,316	118,839
Guess?, Inc.	10,358	214,307
Haverty Furniture Cos., Inc.	4,952	148,065
Hibbett, Inc.	4,556	310,810
Home Depot, Inc.	295,909	93,465,817
Leslie’s, Inc.(a)	45,164	551,452
Lithia Motors, Inc., Class A	8,011	1,640,172
Lowe’s Cos., Inc.	177,845	35,433,838
MarineMax, Inc.(a)	5,580	174,208
Monro, Inc.	9,070	409,964
Murphy U.S.A., Inc.	5,976	1,670,531
National Vision Holdings, Inc.(a)(b)	22,334	865,666
ODP Corp.(a)	12,753	580,772
OneWater Marine, Inc., Class A(a)	3,666	104,848

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
O’Reilly Automotive, Inc.(a)	17,838	$ 15,055,807
Penske Automotive Group, Inc.(b)	7,611	874,732
Petco Health & Wellness Co., Inc.(a)(b)	25,302	239,863
Rent-A-Center, Inc.	18,419	415,348
RH(a)(b)	5,642	1,507,486
Ross Stores, Inc.	98,229	11,401,440
Sally Beauty Holdings, Inc.(a)	29,998	375,575
Shoe Carnival, Inc.	5,969	142,719
Signet Jewelers Ltd.	12,689	862,852
Sleep Number Corp.(a)	6,220	161,596
Sonic Automotive, Inc., Class A	6,015	296,359
Sportsman’s Warehouse Holdings, Inc.(a)	14,419	135,683
TJX Cos., Inc.	332,379	26,457,368
Tractor Supply Co.	31,759	7,144,822
TravelCenters of America, Inc.(a)	4,348	194,703
Ulta Beauty, Inc.(a)	14,612	6,854,051
Urban Outfitters, Inc.(a)(b)	20,350	485,348
Victoria’s Secret & Co.(a)	22,880	818,646
Volta, Inc.(a)(b)	97,656	34,707
Warby Parker, Inc., Class A(a)(b)	27,903	376,411
Williams-Sonoma, Inc.	20,007	2,299,204
Winmark Corp.	847	199,748
Zumiez, Inc.(a)(b)	5,840	126,962
		260,185,110
Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	4,305,127	559,365,151
Avid Technology, Inc.(a)	11,672	310,358
Corsair Gaming, Inc.(a)(b)	11,017	149,501
Dell Technologies, Inc., Class C	74,856	3,010,708
Eastman Kodak Co.(a)(b)	21,637	65,993
Hewlett Packard Enterprise Co.	373,286	5,957,645
HP, Inc.	287,975	7,737,888
IonQ, Inc.(a)(b)	39,989	137,962
NetApp, Inc.	63,386	3,806,963
Pure Storage, Inc., Class A(a)	80,879	2,164,322
Super Micro Computer, Inc.(a)	13,357	1,096,610
Western Digital Corp.(a)(b)	89,334	2,818,488
Xerox Holdings Corp.	36,266	529,484
		587,151,073
Textiles, Apparel & Luxury Goods — 0.7%
Allbirds, Inc., Class A(a)(b)	36,691	88,792
Capri Holdings Ltd.(a)	35,931	2,059,565
Carter’s, Inc.	10,625	792,731
Columbia Sportswear Co.	10,811	946,827
Crocs, Inc.(a)	16,694	1,810,130
Deckers Outdoor Corp.(a)	7,547	3,012,461
Ermenegildo Zegna NV(b)	18,010	188,565
G-III Apparel Group Ltd.(a)	12,116	166,110
Hanesbrands, Inc.	102,773	653,636
Kontoor Brands, Inc.	15,305	612,047
Lululemon Athletica, Inc.(a)	31,759	10,174,949
Movado Group, Inc.	4,715	152,059
NIKE, Inc., Class B	350,908	41,059,745
Oxford Industries, Inc.	4,961	462,266
PVH Corp.(b)	19,007	1,341,704
Ralph Lauren Corp., Class A	11,825	1,249,548
Skechers U.S.A., Inc., Class A(a)	37,752	1,583,696
Steven Madden Ltd.	23,928	764,739
Tapestry, Inc.	71,224	2,712,210
Under Armour, Inc., Class A(a)	54,248	551,160
Under Armour, Inc., Class C, NVS(a)	55,209	492,464
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	99,879	$ 2,757,659
Wolverine World Wide, Inc.	24,402	266,714
		73,899,777
Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	15,549	594,283
Blue Foundry Bancorp(a)	9,582	123,129
Bridgewater Bancshares, Inc.(a)	8,820	156,467
Capitol Federal Financial, Inc.	39,520	341,848
Columbia Financial, Inc.(a)	9,261	200,223
Enact Holdings, Inc.(b)	9,143	220,529
Essent Group Ltd.	31,573	1,227,558
Federal Agricultural Mortgage Corp., Class C, NVS	2,740	308,825
Hingham Institution For Savings	538	148,466
Home Bancorp, Inc.	3,117	124,774
Kearny Financial Corp.	16,889	171,423
Merchants Bancorp(b)	5,635	137,043
MGIC Investment Corp.	83,617	1,087,021
Mr. Cooper Group, Inc.(a)(b)	20,289	814,198
New York Community Bancorp, Inc., Class A	189,090	1,626,174
NMI Holdings, Inc., Class A(a)	23,903	499,573
Northfield Bancorp, Inc.	13,544	213,047
PennyMac Financial Services, Inc., Class A	7,269	411,862
Provident Financial Services, Inc.	21,816	465,990
Radian Group, Inc.	48,262	920,356
Rocket Cos., Inc., Class A(b)	33,487	234,409
Southern Missouri Bancorp, Inc.	2,775	127,178
TFS Financial Corp.	16,432	236,785
TrustCo Bank Corp.	5,288	198,776
UWM Holdings Corp., Class A(b)	35,759	118,362
Walker & Dunlop, Inc.	8,519	668,571
Waterstone Financial, Inc.	8,927	153,901
WSFS Financial Corp.	16,322	740,040
		12,270,811
Tobacco — 0.6%
Altria Group, Inc.	515,704	23,572,830
Philip Morris International, Inc.	443,787	44,915,682
Turning Point Brands, Inc.	6,608	142,931
Universal Corp.	7,161	378,172
Vector Group Ltd.	44,452	527,201
		69,536,816
Trading Companies & Distributors — 0.4%
Air Lease Corp., Class A	30,620	1,176,420
Alta Equipment Group, Inc., Class A	9,672	127,574
Applied Industrial Technologies, Inc.	10,667	1,344,362
Beacon Roofing Supply, Inc.(a)	15,434	814,761
BlueLinx Holdings, Inc.(a)	2,502	177,917
Boise Cascade Co.	10,430	716,228
Core & Main, Inc., Class A(a)(b)	22,685	438,047
Custom Truck One Source, Inc.(a)	18,596	117,527
DXP Enterprises, Inc.(a)	5,850	161,168
Fastenal Co.	164,566	7,787,263
GATX Corp.	9,753	1,037,134
Global Industrial Co.	4,251	100,026
GMS, Inc.(a)(b)	12,035	599,343
H&E Equipment Services, Inc.	8,795	399,293
Herc Holdings, Inc.	6,825	897,965
Hudson Technologies, Inc.(a)	12,209	123,555
McGrath RentCorp	6,658	657,411
MRC Global, Inc.(a)(b)	25,224	292,094
MSC Industrial Direct Co., Inc., Class A	13,362	1,091,675

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
NOW, Inc.(a)	29,847	$ 379,057
Rush Enterprises, Inc., Class A	11,116	581,145
Rush Enterprises, Inc., Class B	2,378	133,810
SiteOne Landscape Supply, Inc.(a)(b)	12,440	1,459,461
Textainer Group Holdings Ltd.	12,834	397,982
Titan Machinery, Inc.(a)	6,155	244,538
Transcat, Inc.(a)	1,547	109,636
Triton International Ltd.	18,226	1,253,584
United Rentals, Inc.(a)	20,025	7,117,286
Univar Solutions, Inc.(a)(b)	46,309	1,472,626
Veritiv Corp.	3,809	463,593
Watsco, Inc.(b)	9,178	2,288,993
WESCO International, Inc.(a)	12,588	1,576,018
WW Grainger, Inc.	13,058	7,263,513
		42,801,005
Water Utilities — 0.1%
American States Water Co.	11,000	1,018,050
American Water Works Co., Inc.	52,197	7,955,867
Artesian Resources Corp., Class A, NVS(b)	3,030	177,497
California Water Service Group	14,398	873,095
Essential Utilities, Inc.	65,668	3,134,334
Middlesex Water Co.	5,085	400,037
SJW Group	8,254	670,142
York Water Co.	3,587	161,343
		14,390,365
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	11,678	172,367
Shenandoah Telecommunications Co.	14,398	228,640
Telephone & Data Systems, Inc.	29,763	312,214
T-Mobile U.S., Inc.(a)	170,620	23,886,800
		24,600,021
Total Common Stocks — 99.7% (Cost: $8,859,125,841)		10,804,439,005
Rights
Biotechnology — 0.0%
Aduro Biotech CVR, Expires 01/02/24(a)(d)	4,039	10,255
GTX, Inc., Contingent Rights, Expires 06/10/34(a)(b)(d)	684	701
		10,956
Security	Shares	Value
Pharmaceuticals — 0.0%
Zogenix, Inc.(a)(b)(d)	15,050	$ 10,234
Total Rights — 0.0% (Cost: $11,636)		21,190
Warrants(a)
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable, Expires 09/01/24, Strike Price USD 73.44)	409	8,339
Chord Energy Corp. (Issued/Exercisable, Expires 09/01/25, Strike Price USD 83.45)	204	3,711
		12,050
Total Warrants — 0.0% (Cost: $68,578)		12,050
Total Long-Term Investments — 99.7% (Cost: $8,859,206,055)		10,804,472,245
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(e)(f)	297,350,721	297,439,927
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(e)	17,379,846	17,379,846
Total Short-Term Securities — 2.9% (Cost: $314,640,573)		314,819,773
Total Investments — 102.6% (Cost: $9,173,846,628)		11,119,292,018
Liabilities in Excess of Other Assets — (2.6)%		(286,782,549)
Net Assets — 100.0%		$ 10,832,509,469
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 231,125,019	$ 66,167,147(a)	$ —	$ 3,020	$ 144,741	$ 297,439,927	297,350,721	$ 1,731,207(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	19,635,000	—	(2,255,154)(a)	—	—	17,379,846	17,379,846	267,680	17
BlackRock, Inc.	29,068,263	4,813,271	(1,619,393)	719,345	(2,632,281)	30,349,205	42,828	576,821	—
				$ 722,365	$ (2,487,540)	$ 345,168,978		$ 2,575,708	$ 17
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russel 2000 E-Mini Index	38	03/17/23	$ 3,365	$ (65,173)
S&P 500 E-Mini Index	118	03/17/23	22,780	(432,743)
				$ (497,916)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 199,025,480	$ —	$ —	$ 199,025,480
Air Freight & Logistics	60,402,355	—	—	60,402,355
Airlines	22,194,362	—	—	22,194,362
Auto Components	22,743,166	—	—	22,743,166
Automobiles	125,461,584	—	—	125,461,584
Banks	446,564,848	—	—	446,564,848
Beverages	183,977,307	—	—	183,977,307
Biotechnology	319,240,078	—	—	319,240,078
Building Products	67,621,017	—	—	67,621,017
Capital Markets	346,185,527	—	—	346,185,527
Chemicals	203,479,851	—	—	203,479,851
Commercial Services & Supplies	65,406,933	—	—	65,406,933
Communications Equipment	92,141,924	—	—	92,141,924
Construction & Engineering	26,748,601	—	—	26,748,601
Construction Materials	15,021,242	—	—	15,021,242
Consumer Finance	58,729,842	—	—	58,729,842
Containers & Packaging	39,589,348	41,836	—	39,631,184
Distributors	14,157,402	—	—	14,157,402
Diversified Consumer Services	13,573,233	—	—	13,573,233
Diversified Financial Services	175,241,122	—	—	175,241,122
Diversified Telecommunication Services	93,089,050	—	—	93,089,050
Electric Utilities	203,052,986	—	—	203,052,986
Electrical Equipment	79,061,538	—	—	79,061,538
Electronic Equipment, Instruments & Components	77,859,402	—	—	77,859,402
Energy Equipment & Services	56,386,579	—	—	56,386,579
Entertainment	139,648,440	—	—	139,648,440
Equity Real Estate Investment Trusts (REITs)	340,907,577	—	—	340,907,577
Food & Staples Retailing	157,546,144	—	—	157,546,144
Food Products	130,020,939	—	—	130,020,939
Gas Utilities	16,203,437	—	—	16,203,437
Health Care Equipment & Supplies	303,632,888	—	—	303,632,888
Health Care Providers & Services	369,329,743	—	—	369,329,743
Health Care Technology	12,801,876	—	—	12,801,876
Hotels, Restaurants & Leisure	230,884,803	—	—	230,884,803
Household Durables	46,926,137	—	—	46,926,137
Household Products	147,647,804	—	—	147,647,804
Independent Power and Renewable Electricity Producers	12,265,996	—	—	12,265,996
Industrial Conglomerates	86,793,598	—	—	86,793,598
Insurance	272,788,680	—	—	272,788,680
Interactive Media & Services	380,415,348	—	—	380,415,348
Internet & Direct Marketing Retail	230,579,594	—	—	230,579,594
IT Services	483,347,857	—	—	483,347,857
Leisure Products	11,511,059	—	—	11,511,059
Life Sciences Tools & Services	198,659,403	—	—	198,659,403
Machinery	224,663,471	—	—	224,663,471
Marine	2,599,379	—	—	2,599,379
Media	94,627,689	—	—	94,627,689
Metals & Mining	65,854,308	—	—	65,854,308
Mortgage Real Estate Investment Trusts (REITs)	14,593,387	—	—	14,593,387
Multiline Retail	48,947,876	—	—	48,947,876
Multi-Utilities	85,441,711	—	—	85,441,711
Oil, Gas & Consumable Fuels	514,031,383	—	—	514,031,383
Paper & Forest Products	2,123,503	—	—	2,123,503
Personal Products	22,130,795	—	—	22,130,795
Pharmaceuticals	478,046,074	—	—	478,046,074
Professional Services	62,785,517	—	—	62,785,517

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell 3000 ETF
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Real Estate Management & Development	$ 16,160,102	$ —	$ —	$ 16,160,102
Road & Rail	112,511,628	—	—	112,511,628
Semiconductors & Semiconductor Equipment	485,437,129	—	—	485,437,129
Software	910,742,139	—	—	910,742,139
Specialty Retail	260,185,110	—	—	260,185,110
Technology Hardware, Storage & Peripherals	587,151,073	—	—	587,151,073
Textiles, Apparel & Luxury Goods	73,899,777	—	—	73,899,777
Thrifts & Mortgage Finance	12,270,811	—	—	12,270,811
Tobacco	69,536,816	—	—	69,536,816
Trading Companies & Distributors	42,801,005	—	—	42,801,005
Water Utilities	14,390,365	—	—	14,390,365
Wireless Telecommunication Services	24,600,021	—	—	24,600,021
Rights	—	—	21,190	21,190
Warrants	12,050	—	—	12,050
Short-Term Securities
Money Market Funds	314,819,773	—	—	314,819,773
	$ 11,119,228,992	$ 41,836	$ 21,190	$ 11,119,292,018
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (497,916)	$ —	$ —	$ (497,916)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s